UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10553
                                                     ---------------------

               Nuveen Arizona Dividend Advantage Municipal Fund 2
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: January 31, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                              ----------------------------------
                                              Semiannual Report January 31, 2006
                                              ----------------------------------

                       Nuveen Investments
                       Municipal Exchange-Traded
                       Closed-End
                       Funds

      NUVEEN ARIZONA
      PREMIUM INCOME
MUNICIPAL FUND, INC.
                 NAZ

      NUVEEN ARIZONA
  DIVIDEND ADVANTAGE
      MUNICIPAL FUND
                 NFZ                  [GRAPHIC OMITTED]

      NUVEEN ARIZONA
  DIVIDEND ADVANTAGE
    MUNICIPAL FUND 2
                 NKR

      NUVEEN ARIZONA
  DIVIDEND ADVANTAGE
    MUNICIPAL FUND 3
                 NXE

        NUVEEN TEXAS
      QUALITY INCOME
      MUNICIPAL FUND
                 NTX

                       DEPENDABLE,
                       TAX-FREE INCOME BECAUSE
                       IT'S NOT WHAT YOU EARN,
                       IT'S WHAT YOU KEEP.(R)

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                                                                     Investments

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                                                                     Investments

[PHOTO OMITTED]

Timothy R. Schwertfeger
  Chairman of the Board

      Chairman's
            Letter to Shareholders

      Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Managers' Comments, the Distribution and Share Price Information, and the Performance Overview sections of this report.

      Municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. I encourage you to contact your personal financial advisor who can explain the advantages of diversification in more detail.

"Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing."

      Nuveen Investments is pleased to offer you choices when it comes to receiving your Fund reports. Instead of mailed printed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. The inside front cover of this report contains information on how you can sign up - just follow the quick and easy step-by-step instructions.

      We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

      Sincerely,


      /s/ Timothy R. Schwertfeger

      Timothy R. Schwertfeger
      Chairman of the Board

      March 15, 2006

Nuveen Investments Municipal Exchange-Traded Closed-End Funds
(NAZ, NFZ, NKR, NXE, NTX)

Portfolio Managers'
         Comments

Portfolio managers Scott Romans and Cathryn Steeves review key investment strategies and the semiannual performance of these five Nuveen Funds. Scott, who joined Nuveen in 2000, has managed the Arizona Funds since 2003. Cathryn, who has been with Nuveen since 1996, assumed portfolio management responsibility for NTX in 2004.

What key strategies were used to manage the Arizona and Texas Funds during the six-month reporting period ended January 31, 2006?

During this period, bond valuations generally declined as yields generally rose and the yield curve flattened, with shorter-term rates rising to approach the levels of longer-term rates.

In this environment, one of our key strategies continued to be careful duration management. Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations. Our purchase activity focused mainly on finding attractively priced bonds maturing in 15 to 20 years for the Arizona Funds and in 15 to 25 years for NTX. As the yield curve flattened, we believed that bonds in this range of the curve generally offered the most attractive opportunities and the best values. We also continued to look for bonds with premium coupons; that is, bonds that at the time of purchase were trading above their par value because their coupons were higher than current interest rate levels. Premium bonds have been in demand recently because historically they have held their value better than current coupon bonds when long-term interest rates rise.

To help us maintain the Funds' durations within our preferred range, we also selectively sold holdings with shorter maturities, including pre-refunded bonds, and reinvested the proceeds in longer maturities as attractive opportunities arose. Proceeds from called bonds also were reinvested into longer maturities.

We also kept an opportunistic eye out for all types of bonds that we believed could add value to the Funds. Because of the overall high credit quality of new issue supply in both states, the majority of our new purchases were highly rated and/or insured. However, due to Arizona's rapid population growth and corresponding infrastructure needs, the credit market in that state also offered some unique opportunities among lower-rated land-secured issues and community facilities district bonds. In NTX, we found some good opportunities in AAA-rated utilities bonds.

In NFZ, NKR and NXE, our duration management strategies also included the use of forward interest rate swaps, a type of derivative financial instrument. As discussed in our last shareholder report, we began using these swaps in late 2004 in an effort to reduce the interest rate risk of these three Funds. These hedges were not an attempt to profit from correctly predicting the timing and direction of interest rate movements. Instead, our sole objective was to reduce the Funds' durations (and resulting price sensitivity) without having a negative impact on their income streams or common share dividends over the short term. During this reporting period, the hedges performed as expected and had a positive impact on the returns of NFZ, NKR and NXE. As long-term interest rates rose, the value of the hedges increased while the valuation of the Funds' holdings generally declined.

How did the Funds perform?

Individual results for these Funds, as well as for relevant indexes and peer groups, are presented in the accompanying table.

Total Returns on Net Asset Value*

For periods ended 1/31/06

Arizona Funds                6-Month         1-Year        5-Year       10-Year
--------------------------------------------------------------------------------
NAZ                            1.16%          2.80%         5.78%         5.40%
--------------------------------------------------------------------------------
NFZ                            1.20%          2.71%         7.29%           NA
--------------------------------------------------------------------------------
NKR                            1.44%          2.90%           NA            NA
--------------------------------------------------------------------------------
NXE                            1.70%          3.07%           NA            NA
--------------------------------------------------------------------------------
Texas Fund
--------------------------------------------------------------------------------
NTX                            1.59%          3.10%         6.97%         6.14%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index(1)                  1.33%          2.85%         5.44%         5.67%
--------------------------------------------------------------------------------
Lipper Other States
Municipal Debt Funds
Average(2)                     1.06%          1.90%         4.18%         4.46%
--------------------------------------------------------------------------------

* Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

(1) The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses. It is not possible to invest directly in an index.

(2) The Lipper Other State Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 44 funds; 1 year, 44 funds; 5 years, 19 funds; and 10 years, 17 funds. Fund and Lipper returns assume reinvestment of dividends.

For the six months ended January 31, 2006, the cumulative returns on net asset value (NAV) for NKR, NXE and NTX outperformed the return on the Lehman Brothers Municipal Bond Index, while NAZ and NFZ underperformed this measure. All five of the Funds in this report exceeded the average return for the Lipper Other States peer group over the reporting period.

One of the factors affecting the six-month performance of the Funds relative to that of the unleveraged Lehman Brothers municipal index was the Funds' use of financial leverage. While leveraging provides opportunities for additional income and total returns for common shareholders when interest rates fall or remain consistently low (as they have over the past several years), this benefit is reduced when interest rates rise. With the increase in long-term interest rates during this six-month period, the decline in value of the bonds in these Funds' portfolios was exacerbated by the effects of leveraging. In addition, the benefits of leveraging are tied in part to the short-term rates leveraged Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, these Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. Conversely, when short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise, impacting the Funds' income streams, and total returns. However, we remain convinced that, over the long term, leveraging should work to the benefit of the Funds' performance as the older Funds' 5-year and 10-year absolute and relative return performance illustrates.

During this reporting period, positive contributors to the Funds' returns included exposure to the intermediate part of the yield curve, allocations to lower-rated credits, pre-refunding activity in all of the Funds, and credit upgrades of several of the Arizona Funds' holdings. As mentioned earlier, the hedging strategies we employed in NFZ, NKR and NXE also had a positive impact on the performance of these Funds for the period.

As the yield curve continued to flatten over the course of this period, bonds with intermediate maturities generally outperformed both longer-maturity bonds and those with short maturities. Yield curve positioning or, more specifically, greater exposure to the intermediate part of the curve helped the performance of all of these Funds. However, NAZ had more exposure to the longer end of the curve than the other four

Funds in this report, which hampered its performance. Part of the duration management strategies discussed earlier included efforts to more closely align the yield curve positioning of all of these Funds.

All of the Funds also benefited from their allocations of lower-quality credits, as bonds rated BBB or lower and non-rated bonds generally outperformed higher-rated securities. This was largely the result of investor demand for the higher yields typically associated with lower-quality bonds, which drove up the prices of these bonds. Among the holdings making positive contributions to the Funds' returns for this period were those from sectors that tend to have a greater number of lower-quality credits, including healthcare (especially hospitals), housing, and bonds backed by the 1998 master tobacco settlement agreement. With some signs of improvement in the airline industry, NTX's small position in American Airlines bonds, which were rated CCC by S&P as of the end of the reporting period, also contributed to this Fund's performance.

We continued to see a substantial number of refinancings during this period, which benefited the Funds through price appreciation and enhanced credit quality. As the yield curve flattened, the impact of price appreciation from advance refundings generally was less than in the previous reporting period.

NAZ, NKR and NXE also benefited from price appreciation associated with the recent credit upgrade and improved tradability of bonds issued by Arizona Health for Phoenix Children's Hospital. These bonds, which had been rated Ba2 (sub-investment grade) by Moody's were upgraded prior to the beginning of this reporting period to Baa3 (investment-grade) based on the hospital's stronger financial picture. Due to the size of NAZ's position ($2 million in par value), the appreciation of these bonds made this holding the second largest contributor to NAZ's performance for the period.

While pre-refundings generally enhanced performance for this six-month period, the rising interest rate environment (especially in the one- to five-year part of the yield curve) during this time meant that the Funds' holdings of older, previously pre-refunded bonds tended to underperform the general municipal market, due primarily to the shorter effective maturities of these bonds. This was especially true in NAZ, which had the largest allocation of pre-refunded bonds among the Funds in this report. In addition, NFZ held bonds issued for a federally guaranteed multifamily housing project that were restructured by the Federal Housing Administration, which had a negative impact on the Fund's performance during this period.

How were the Funds positioned in terms of credit quality and bond calls as of January 31, 2006?

We continued to believe that maintaining strong credit quality was an important requirement. As of January 31, 2006, all of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 75% in NKR to 78% in NXE, 79% in NTX and 81% in NFZ and NAZ.

As of January 31, 2006, potential call exposure for the period February 2006 through the end of 2007 ranged from 0% in NXE to 1% in NKR, 4% in NAZ, 6% in NTX and 10% in NFZ. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

                            Dividend and Share Price
                                   Information

All of these Funds use leverage to potentially enhance opportunities for additional income for common shareholders. During periods of rising short-term interest rates, as was the case during this reporting period, the Funds' borrowing costs also rise, reducing the extent of the benefits of leveraging. The Funds' income streams were also impacted as the proceeds from older, higher-yielding bonds that matured or were called and were reinvested into bonds that generally offered lower yields. These factors resulted in one monthly dividend reduction in NKR, NXE and NTX and two reductions in NAZ and NFZ over the six-month period ended January 31, 2006.

In addition, due to normal portfolio activity, common shareholders of the following Funds received capital gains or net ordinary income distributions at the end of December 2005 as follows:

             Long-Term Capital Gains                    Ordinary Income
                         (per share)                        (per share)
--------------------------------------------------------------------------------
NFZ                          $0.0764                                 --
--------------------------------------------------------------------------------
NKR                          $0.1058                                 --
--------------------------------------------------------------------------------
NTX                               --                            $0.0020
--------------------------------------------------------------------------------

These distributions, which represented an important part of NFZ's and NKR's total returns for this period, were generated by bond calls and the sale of appreciated securities. This had a slight negative impact on the Funds' earning power per common share and was a minor factor in the common share dividend reductions noted above.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of January 31, 2006, NFZ, NKR and NTX had positive UNII balances for financial statement purposes, and positive UNII balances, based on our best estimate, for tax purposes. As of January 31, 2006, NAZ and NXE had negative UNII balances for financial statement purposes and positive UNII balances, based on our best estimates, for tax purposes.

As of January 31, 2006, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                             1/31/06                    6-Month Average
                    Premium/Discount                   Premium/Discount
--------------------------------------------------------------------------------
NAZ                           -0.56%                             +3.14%
--------------------------------------------------------------------------------
NFZ                           +7.05%                            +11.31%
--------------------------------------------------------------------------------
NKR                           +1.64%                             +3.78%
--------------------------------------------------------------------------------
NXE                           -1.10%                             +1.17%
--------------------------------------------------------------------------------
NTX                           -1.90%                             -2.89%
--------------------------------------------------------------------------------

Nuveen Arizona Premium Income Municipal Fund, Inc.

NAZ

Performance
     Overview  As of January 31, 2006


Credit Quality
(as a % of total investments)

-----------------------------------------
AAA/U.S. Guaranteed                  69%
-----------------------------------------
AA                                   12%
-----------------------------------------
A                                     7%                [PIE CHART]
-----------------------------------------
BBB                                   9%
-----------------------------------------
BB or Lower                           1%
-----------------------------------------
N/R                                   2%

2005-2006 Monthly Tax-Free Dividends Per Share
--------------------------------------------------------------------------------

                [BAR CHART]

----------------------------------------------
Feb                                     0.071
----------------------------------------------
Mar                                     0.068
----------------------------------------------
Apr                                     0.068
----------------------------------------------
May                                     0.068
----------------------------------------------
Jun                                    0.0645
----------------------------------------------
Jul                                    0.0645
----------------------------------------------
Aug                                    0.0645
----------------------------------------------
Sep                                    0.0615
----------------------------------------------
Oct                                    0.0615
----------------------------------------------
Nov                                    0.0615
----------------------------------------------
Dec                                     0.058
----------------------------------------------
Jan                                     0.058
----------------------------------------------

Share Price Performance
--------------------------------------------------------------------------------

                [LINE GRAPH]

                            Weekly Closing
         Date                   Price
         ----               --------------
       2/01/2005                16.04
                                15.95
                                15.74
                                15.88
                                15.81
                                15.75
                                 15.9
                                15.93
                                15.66
                                15.82
                                15.78
                                15.75
                                15.72
                                15.45
                                15.51
                                15.76
                                15.71
                                 15.9
                                15.92
                                15.85
                                 15.9
                                15.83
                                15.87
                                15.95
                                16.17
                                16.08
                                   16
                                 15.9
                                15.76
                                15.92
                                 15.9
                                15.83
                                15.73
                                15.61
                                 15.6
                                15.39
                                 15.4
                                15.33
                                 15.1
                                15.12
                                15.02
                                 15.1
                                 15.2
                                15.25
                                15.21
                                 15.2
                                15.25
                                15.25
                                15.18
                                15.14
                                15.12
                                15.13
                                15.25
                                15.21
                                15.21
                                15.02
                                15.15
                                15.03
                                15.12
                                15.33
                                15.39
                                 15.4
                                 15.4
                                 15.4
                                 15.4
                                15.52
                                15.52
                                15.58
                                 15.5
                                15.56
                                15.57
                                 15.6
                                 15.6
                                15.45
                                15.39
                                15.46
                                15.44
                                15.45
                                15.44
                                15.48
                                15.45
                                15.46
                                15.48
                                15.59
                                15.62
                                15.63
                                15.61
                                15.61
                                15.54
                                 15.6
                                15.58
                                15.48
                                15.35
                                15.16
                                15.14
                                15.16
                                15.16
                                15.17
                                15.16
                                15.28
                                15.38
                                15.41
                                15.42
                                15.51
                                 15.6
                                15.47
                                15.47
                                15.23
                                15.32
                                 15.3
                                15.38
                                15.37
                                15.52
                                15.44
                                15.35
                                 15.4
                                15.25
                                15.12
                                14.99
                                   15
                                15.04
                                15.05
                                15.03
                                15.14
                                 15.2
                                15.22
                                15.22
                                15.44
                                15.52
                                15.54
                                15.55
                                15.47
                                 15.3
                                 15.5
                                 15.5
                                15.34
                                15.17
                                15.19
                                15.19
                                15.32
                                 15.2
                                 15.2
                                15.26
                                 15.4
                                15.36
                                15.28
                                15.34
                                15.49
                                 15.4
                                15.38
                                15.54
                                15.62
                                 15.5
                                 15.4
                                15.48
                                15.48
                                15.39
                                15.29
                                15.29
                                 15.4
                                 15.3
                                 15.3
                                15.38
                                15.47
                                 15.3
                                15.27
                                15.27
                                15.31
                                15.32
                                15.21
                                 15.3
                                15.21
                                15.32
                                15.31
                                 15.2
                                15.23
                                 15.2
                                15.19
                                15.18
                                 15.1
                                   15
                                   15
                                15.07
                                   15
                                14.77
                                14.85
                                14.82
                                14.69
                                14.55
                                14.63
                                14.49
                                 14.5
                                14.48
                                 14.5
                                 14.5
                                 14.5
                                14.51
                                14.59
                                14.56
                                14.37
                                14.46
                                14.44
                                14.45
                                14.45
                                14.35
                                14.27
                                14.36
                                14.41
                                14.44
                                14.49
                                14.56
                                14.45
                                14.66
                                 14.7
                                14.77
                                14.42
                                14.35
                                14.36
                                14.33
                                14.36
                                14.12
                                14.09
                                   14
                                14.08
                                14.07
                                14.01
                                14.09
                                14.34
                                14.53
                                14.58
                                14.68
                                14.67
                                14.63
                                14.45
                                14.45
                                 14.5
                                14.67
                                 14.5
                                14.33
                                14.46
                                14.15
                                 14.3
                                14.35
                                14.25
                                14.36
                                14.36
                                14.34
                                14.39
                                14.43
                                14.37
                                14.26
                                14.26
                                14.29
                                14.44
       1/31/2006                14.25

Past performance is not predictive of future results.

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $14.25
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $14.33
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -0.56%
--------------------------------------------------------------------------------
Market Yield                                                               4.88%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                7.12%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                    $64,003
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            15.25
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 8.27
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 11/19/92)
--------------------------------------------------------------------------------
                                                 On Share Price           On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                         -4.04%                1.16%
--------------------------------------------------------------------------------
1-Year                                               -5.24%                2.80%
--------------------------------------------------------------------------------
5-Year                                                3.64%                5.78%
--------------------------------------------------------------------------------
10-Year                                               5.67%                5.40%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     24.7%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            17.3%
--------------------------------------------------------------------------------
Water and Sewer                                                            15.7%
--------------------------------------------------------------------------------
Education and Civic Organizations                                          12.7%
--------------------------------------------------------------------------------
Health Care                                                                 9.8%
--------------------------------------------------------------------------------
Utilities                                                                   7.1%
--------------------------------------------------------------------------------
Tax Obligation/General                                                      5.1%
--------------------------------------------------------------------------------
Other                                                                       7.6%
--------------------------------------------------------------------------------

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Arizona Dividend Advantage Municipal Fund

NFZ

Performance
      Overview  As of January 31, 2006

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $16.10
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $15.04
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  7.05%
--------------------------------------------------------------------------------
Market Yield                                                               5.14%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                7.50%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                    $23,266
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            15.43
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.72
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 1/30/01)
--------------------------------------------------------------------------------
                                                 On Share Price           On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                         3.20%                 1.20%
--------------------------------------------------------------------------------
1-Year                                               2.85%                 2.71%
--------------------------------------------------------------------------------
5-Year                                               7.48%                 7.29%
--------------------------------------------------------------------------------
Since
Inception                                            7.47%                 7.28%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     36.4%
--------------------------------------------------------------------------------
Utilities                                                                  20.8%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            10.1%
--------------------------------------------------------------------------------
Tax Obligation/General                                                      8.1%
--------------------------------------------------------------------------------
Health Care                                                                 7.2%
--------------------------------------------------------------------------------
Water and Sewer                                                             6.7%
--------------------------------------------------------------------------------
Other                                                                      10.7%
--------------------------------------------------------------------------------

Credit Quality
(as a % of total investments)

-----------------------------------------
AAA/U.S. Guaranteed                  61%
-----------------------------------------
AA                                   20%
-----------------------------------------
A                                     8%         [PIE CHART]
-----------------------------------------
BBB                                   7%
-----------------------------------------
BB or Lower                           1%
-----------------------------------------
N/R                                   3%
-----------------------------------------

2005-2006 Monthly Tax-Free Dividends Per Share(2)
--------------------------------------------------------------------------------

                [BAR CHART]

-----------------------------------------
Feb                                0.0765
-----------------------------------------
Mar                                0.0765
-----------------------------------------
Apr                                0.0765
-----------------------------------------
May                                0.0765
-----------------------------------------
Jun                                0.0765
-----------------------------------------
Jul                                0.0765
-----------------------------------------
Aug                                0.0765
-----------------------------------------
Sep                                 0.073
-----------------------------------------
Oct                                 0.073
-----------------------------------------
Nov                                 0.073
-----------------------------------------
Dec                                 0.069
-----------------------------------------
Jan                                 0.069
-----------------------------------------

Share Price Performance
--------------------------------------------------------------------------------

                [LINE GRAPH]

                            Weekly Closing
         Date                   Price
       ---------            --------------
       2/01/2005                16.55
                                16.45
                                16.38
                                16.46
                                16.48
                                16.39
                                16.39
                                16.39
                                16.34
                                16.54
                                16.54
                                16.44
                                 16.5
                                16.48
                                16.55
                                 16.7
                                 16.8
                                16.37
                                16.39
                                16.39
                                16.39
                                16.35
                                16.35
                                16.17
                                 16.2
                                16.15
                                15.97
                                   16
                                16.15
                                16.15
                                16.15
                                16.05
                                16.05
                                16.05
                                16.05
                                15.95
                                15.95
                                15.83
                                15.83
                                15.83
                                 15.5
                                 15.5
                                 15.5
                                15.42
                                15.44
                                15.33
                                 15.4
                                 15.4
                                15.32
                                15.11
                                15.01
                                15.06
                                15.25
                                 15.3
                                15.22
                                 15.3
                                15.31
                                 15.2
                                15.35
                                15.57
                                15.54
                                15.55
                                15.55
                                15.55
                                15.54
                                15.45
                                15.54
                                15.55
                                15.62
                                 15.6
                                15.72
                                 15.7
                                16.04
                                 15.9
                                 15.7
                                15.66
                                 15.9
                                16.02
                                15.83
                                16.08
                                16.02
                                16.02
                                16.02
                                16.14
                                16.14
                                 16.5
                                16.59
                                16.42
                                16.58
                                 16.6
                                16.84
                                16.65
                                16.46
                                16.35
                                16.35
                                 16.6
                                16.53
                                16.33
                                 16.2
                                16.14
                                16.25
                                16.27
                                16.35
                                16.75
                                 16.9
                                17.15
                                 17.1
                                 17.3
                                17.79
                                17.95
                                   18
                                17.05
                                16.91
                                17.25
                                16.78
                                16.74
                                16.68
                                16.35
                                 16.3
                                16.25
                                16.25
                                16.03
                                15.94
                                 16.1
                                 16.1
                                16.08
                                16.08
                                16.07
                                16.16
                                16.25
                                16.25
                                16.25
                                16.25
                                16.21
                                16.55
                                 16.7
                                17.25
                                17.35
                                17.64
                                17.85
                                17.82
                                17.82
                                17.75
                                17.75
                                 17.7
                                 17.6
                                 17.6
                                17.75
                                17.75
                                17.72
                                17.73
                                18.25
                                 18.4
                                 18.4
                                 18.4
                                 18.4
                                 18.4
                                18.15
                                   18
                                 17.7
                                17.65
                                17.65
                                17.56
                                17.56
                                17.47
                                17.47
                                17.03
                                16.86
                                16.86
                                17.03
                                 16.7
                                 16.7
                                 16.8
                                 16.8
                                16.81
                                16.81
                                 16.8
                                 16.7
                                 16.7
                                 16.8
                                 16.8
                                   17
                                 16.9
                                16.99
                                17.25
                                17.38
                                 17.2
                                17.25
                                 16.7
                                16.45
                                16.45
                                16.55
                                16.55
                                16.62
                                16.58
                                 16.5
                                16.35
                                16.45
                                16.58
                                16.45
                                16.45
                                16.08
                                16.08
                                 15.7
                                 15.8
                                 15.8
                                15.78
                                15.89
                                15.76
                                15.95
                                15.98
                                16.05
                                 16.3
                                 16.3
                                16.55
                                16.59
                                 16.6
                                16.59
                                 16.6
                                 16.6
                                 16.6
                                 16.4
                                 16.1
                                 16.1
                                16.48
                                16.47
                                16.55
                                16.59
                                 16.8
                                   17
                                 16.9
                                 16.9
                                17.01
                                17.11
                                17.11
                                 17.2
                                17.15
                                17.05
                                 17.1
                                 16.9
                                   17
                                17.08
                                17.09
                                   17
                                 16.8
                                 16.8
                                 16.6
                                 16.6
                                16.51
                                16.64
                                16.64
                                16.64
                                16.64
                                 16.2
       1/31/2006                 16.1

Past performance is not predictive of future results.

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) The Fund also paid shareholders a capital gains distribution in December 2005 of $0.1058 per share.

Nuveen Arizona Dividend Advantage Municipal Fund 2

NKR

Performance
      Overview  As of January 31, 2006

Credit Quality
(as a % of total investments)

-----------------------------------------
AAA/U.S. Guaranteed                  64%
-----------------------------------------
AA                                   11%
-----------------------------------------
A                                    12%       [PIE CHART]
-----------------------------------------
BBB                                  10%
-----------------------------------------
N/R                                   3%
-----------------------------------------

2005-2006 Monthly Tax-Free Dividends Per Share(2)
--------------------------------------------------------------------------------

                [BAR CHART]

-----------------------------------------
Feb                                 0.072
-----------------------------------------
Mar                                 0.072
-----------------------------------------
Apr                                 0.072
-----------------------------------------
May                                 0.072
-----------------------------------------
Jun                                 0.072
-----------------------------------------
Jul                                 0.072
-----------------------------------------
Aug                                 0.072
-----------------------------------------
Sep                                 0.072
-----------------------------------------
Oct                                 0.072
-----------------------------------------
Nov                                 0.072
-----------------------------------------
Dec                                0.0685
-----------------------------------------
Jan                                0.0685
-----------------------------------------

Share Price Performance
--------------------------------------------------------------------------------

                [LINE GRAPH]

                            Weekly Closing
         Date                   Price
       ---------            --------------
       2/01/2005                16.01
                                16.03
                                16.14
                                16.14
                                16.21
                                16.22
                                16.22
                                 16.4
                                16.33
                                16.32
                                16.25
                                16.25
                                16.14
                                15.96
                                15.68
                                15.83
                                 15.9
                                16.24
                                16.28
                                16.27
                                16.16
                                16.19
                                15.97
                                15.87
                                15.95
                                 15.5
                                15.64
                                15.49
                                15.49
                                15.26
                                15.28
                                   15
                                   15
                                14.82
                                 14.7
                                14.41
                                14.55
                                 14.6
                                14.57
                                14.57
                                 14.6
                                14.65
                                14.68
                                14.78
                                14.78
                                14.78
                                14.74
                                 14.7
                                14.77
                                 14.8
                                14.66
                                14.68
                                14.72
                                   15
                                14.97
                                14.82
                                14.85
                                 14.8
                                 14.8
                                14.87
                                 14.8
                                14.71
                                14.71
                                14.77
                                14.83
                                14.85
                                14.93
                                14.84
                                14.84
                                14.84
                                 14.8
                                14.93
                                14.83
                                14.94
                                14.99
                                14.97
                                 15.1
                                15.28
                                 15.4
                                 15.5
                                 15.5
                                15.42
                                15.39
                                15.48
                                15.57
                                15.51
                                15.67
                                15.65
                                15.85
                                15.87
                                15.82
                                15.82
                                15.82
                                15.69
                                 15.7
                                 15.7
                                15.59
                                15.64
                                15.64
                                15.88
                                15.74
                                 15.7
                                 15.8
                                15.76
                                 15.9
                                15.93
                                15.83
                                15.83
                                15.83
                                15.81
                                15.82
                                   16
                                 16.1
                                15.96
                                15.85
                                16.05
                                16.05
                                15.97
                                15.89
                                16.09
                                16.01
                                16.01
                                16.25
                                 16.2
                                16.19
                                16.19
                                16.19
                                16.12
                                16.31
                                16.15
                                16.39
                                16.39
                                16.39
                                 16.2
                                16.16
                                16.09
                                 16.5
                                16.45
                                16.77
                                16.77
                                16.77
                                16.75
                                 16.6
                                16.37
                                16.45
                                 16.4
                                16.33
                                16.33
                                16.25
                                16.17
                                16.14
                                16.25
                                16.25
                                16.25
                                16.44
                                16.44
                                16.24
                                16.52
                                16.69
                                16.77
                                16.55
                                16.55
                                16.55
                                16.55
                                16.39
                                16.27
                                16.15
                                15.86
                                15.86
                                   16
                                15.87
                                15.87
                                15.87
                                15.72
                                15.85
                                15.85
                                15.74
                                15.74
                                 15.6
                                15.91
                                16.12
                                16.12
                                 16.2
                                16.06
                                 16.3
                                 16.5
                                16.11
                                16.11
                                16.06
                                15.84
                                15.74
                                 15.8
                                 15.7
                                15.72
                                15.72
                                15.71
                                15.59
                                16.16
                                 16.3
                                 16.2
                                 16.2
                                16.07
                                16.19
                                16.19
                                16.22
                                 16.1
                                16.45
                                16.45
                                16.25
                                16.25
                                15.95
                                15.63
                                 15.6
                                15.74
                                15.63
                                15.74
                                15.74
                                 15.6
                                 15.6
                                15.29
                                15.13
                                14.95
                                14.94
                                14.83
                                15.25
                                15.05
                                14.93
                                 15.2
                                15.52
                                 15.3
                                14.97
                                15.35
                                 15.5
                                15.54
                                15.54
                                15.46
                                15.35
                                15.39
                                 15.4
                                15.65
                                15.99
                                 15.8
                                 15.9
                                 15.9
                                 15.9
                                15.63
                                15.63
                                15.74
                                15.85
                                15.75
                                15.75
                                15.61
                                15.64
                                15.51
       1/31/2006                 15.5

Past performance is not predictive of future results.

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $15.50
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $15.25
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  1.64%
--------------------------------------------------------------------------------
Market Yield                                                               5.30%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                7.74%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                    $37,022
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            15.17
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.83
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 3/25/02)
--------------------------------------------------------------------------------
                                               On Share Price             On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                      -0.98%                   1.44%
--------------------------------------------------------------------------------
1-Year                                             3.98%                   2.90%
--------------------------------------------------------------------------------
Since
Inception                                          7.01%                   7.83%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     27.0%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     22.5%
--------------------------------------------------------------------------------
Health Care                                                                11.5%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                             9.0%
--------------------------------------------------------------------------------
Water and Sewer                                                             7.3%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           7.2%
--------------------------------------------------------------------------------
Housing/Multifamily                                                         5.3%
--------------------------------------------------------------------------------
Other                                                                      10.2%
--------------------------------------------------------------------------------

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) The Fund also paid shareholders a capital gains distribution in December 2005 of $0.1058 per share.

Nuveen Arizona Dividend Advantage Municipal Fund 3

NXE

Performance
      Overview  As of January 31, 2006

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $14.33
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $14.49
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -1.10%
--------------------------------------------------------------------------------
Market Yield                                                               5.07%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                7.40%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                    $44,461
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            16.31
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.12
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 9/25/02)
--------------------------------------------------------------------------------
                                                 On Share Price           On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                         1.50%                 1.70%
--------------------------------------------------------------------------------
1-Year                                               2.91%                 3.07%
--------------------------------------------------------------------------------
Since
Inception                                            4.19%                 5.86%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     25.6%
--------------------------------------------------------------------------------
Health Care                                                                13.9%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     13.1%
--------------------------------------------------------------------------------
Education and Civic Organizations                                          10.9%
--------------------------------------------------------------------------------
Transportation                                                              9.1%
--------------------------------------------------------------------------------
Water and Sewer                                                             8.0%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                             7.2%
--------------------------------------------------------------------------------
Utilities                                                                   6.8%
--------------------------------------------------------------------------------
Other                                                                       5.4%
--------------------------------------------------------------------------------

Credit Quality
(as a % of total investments)

-----------------------------------------
AAA/U.S. Guaranteed                  63%
-----------------------------------------
AA                                   15%
-----------------------------------------
A                                    10%       [PIE CHART]
-----------------------------------------
BBB                                   8%
-----------------------------------------
N/R                                   4%
-----------------------------------------

2005-2006 Monthly Tax-Free Dividends Per Share
--------------------------------------------------------------------------------

                [BAR CHART]

-----------------------------------------
Feb                                 0.067
-----------------------------------------
Mar                                 0.067
-----------------------------------------
Apr                                 0.067
-----------------------------------------
May                                 0.067
-----------------------------------------
Jun                                0.0635
-----------------------------------------
Jul                                0.0635
-----------------------------------------
Aug                                0.0635
-----------------------------------------
Sep                                0.0635
-----------------------------------------
Oct                                0.0635
-----------------------------------------
Nov                                0.0635
-----------------------------------------
Dec                                0.0605
-----------------------------------------
Jan                                0.0605
-----------------------------------------

Share Price Performance
--------------------------------------------------------------------------------

                [LINE GRAPH]

                            Weekly Closing
         Date                   Price
       ---------            --------------
       2/01/2005                 15.4
                                15.43
                                15.36
                                15.48
                                15.48
                                15.52
                                15.57
                                 15.9
                                15.84
                                15.96
                                15.99
                                15.71
                                15.77
                                15.71
                                15.44
                                15.45
                                15.62
                                15.77
                                15.94
                                16.15
                                16.11
                                15.92
                                15.87
                                16.06
                                15.94
                                15.96
                                15.96
                                16.08
                                15.85
                                15.76
                                15.76
                                15.52
                                15.43
                                15.25
                                14.82
                                14.75
                                14.58
                                14.62
                                14.71
                                 14.8
                                   15
                                 15.2
                                 15.3
                                 15.5
                                 15.8
                                15.55
                                15.46
                                15.26
                                15.16
                                15.14
                                15.13
                                 15.1
                                15.11
                                15.11
                                15.16
                                 15.2
                                15.15
                                 15.2
                                15.26
                                15.44
                                15.44
                                15.47
                                15.47
                                 15.8
                                15.88
                                15.89
                                15.71
                                15.45
                                15.58
                                15.78
                                15.85
                                15.81
                                15.71
                                15.78
                                15.75
                                15.94
                                15.92
                                15.83
                                15.87
                                 15.9
                                 15.9
                                15.85
                                15.87
                                15.87
                                15.94
                                15.98
                                15.95
                                 15.9
                                15.88
                                15.86
                                15.85
                                15.74
                                15.65
                                15.69
                                 15.6
                                15.51
                                15.52
                                15.52
                                15.64
                                15.79
                                15.87
                                15.96
                                16.09
                                 16.3
                                 16.2
                                16.12
                                 16.2
                                16.09
                                16.01
                                16.03
                                16.02
                                16.13
                                16.44
                                16.31
                                16.28
                                 16.4
                                16.29
                                16.26
                                 16.2
                                16.15
                                16.15
                                16.08
                                16.06
                                16.07
                                16.14
                                16.19
                                16.19
                                 16.2
                                   16
                                15.95
                                15.84
                                15.84
                                15.69
                                15.63
                                15.48
                                 15.3
                                15.45
                                15.48
                                15.55
                                15.59
                                15.68
                                15.61
                                15.61
                                 15.6
                                15.61
                                15.56
                                15.52
                                15.61
                                15.63
                                15.72
                                 15.7
                                15.64
                                15.61
                                15.51
                                15.59
                                15.67
                                15.58
                                15.61
                                15.57
                                 15.4
                                 15.4
                                15.43
                                 15.4
                                15.29
                                 15.2
                                15.07
                                15.09
                                 14.9
                                14.92
                                14.87
                                14.99
                                14.97
                                14.99
                                 14.8
                                14.78
                                14.64
                                14.66
                                14.59
                                14.55
                                14.28
                                14.29
                                14.27
                                14.03
                                14.07
                                14.12
                                14.37
                                14.41
                                 14.5
                                14.29
                                14.38
                                14.42
                                14.37
                                14.45
                                 14.4
                                14.38
                                14.46
                                14.37
                                14.37
                                 14.4
                                14.27
                                14.21
                                14.19
                                14.17
                                14.24
                                14.22
                                14.26
                                14.35
                                 14.4
                                14.39
                                14.45
                                14.44
                                14.44
                                14.41
                                14.45
                                14.39
                                14.43
                                 14.4
                                14.42
                                14.55
                                14.43
                                14.44
                                14.46
                                14.48
                                14.55
                                 14.5
                                14.45
                                14.44
                                14.45
                                14.45
                                 14.5
                                14.57
                                14.55
                                14.49
                                 14.6
                                 14.6
                                14.69
                                14.85
                                14.76
                                14.87
                                14.81
                                14.92
                                14.77
                                14.74
                                14.75
                                14.69
                                14.64
                                14.65
                                14.76
                                14.75
                                14.82
                                14.77
                                 14.8
                                14.91
                                15.07
       1/31/2006                14.99

Past performance is not predictive of future results.

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Texas Quality Income Municipal Fund

NTX

Performance
      Overview  As of January 31, 2006

Credit Quality
(as a % of total investments)

-----------------------------------------
AAA/U.S. Guaranteed                  67%
-----------------------------------------
AA                                   12%
-----------------------------------------
A                                     7%      [PIE CHART]
-----------------------------------------
BBB                                  12%
-----------------------------------------
BB or Lower                           2%
-----------------------------------------

2005-2006 Monthly Tax-Free Dividends Per Share(2)
--------------------------------------------------------------------------------

                [BAR CHART]

-----------------------------------------
Feb                                 0.08
-----------------------------------------
Mar                                0.077
-----------------------------------------
Apr                                0.077
-----------------------------------------
May                                0.077
-----------------------------------------
Jun                                0.073
-----------------------------------------
Jul                                0.073
-----------------------------------------
Aug                                0.073
-----------------------------------------
Sep                               0.0695
-----------------------------------------
Oct                               0.0695
-----------------------------------------
Nov                               0.0695
-----------------------------------------
Dec                               0.0695
-----------------------------------------
Jan                               0.0695
-----------------------------------------

Share Price Performance
--------------------------------------------------------------------------------

                [LINE GRAPH]

                            Weekly Closing
         Date                   Price
       ---------            --------------
       2/01/2005                 14.8
                                14.77
                                14.76
                                14.75
                                 15.1
                                14.96
                                15.12
                                 15.1
                                15.08
                                   15
                                14.98
                                14.82
                                14.57
                                14.33
                                 14.2
                                14.24
                                14.47
                                14.63
                                14.76
                                14.75
                                14.65
                                 14.4
                                 14.4
                                14.29
                                 14.4
                                13.92
                                13.91
                                13.97
                                14.04
                                 14.2
                                13.93
                                13.79
                                13.96
                                13.81
                                13.78
                                13.61
                                13.45
                                13.33
                                 13.3
                                13.37
                                13.35
                                13.45
                                 13.5
                                13.73
                                13.73
                                13.78
                                13.75
                                13.72
                                13.76
                                 13.6
                                 13.6
                                13.76
                                13.74
                                13.82
                                13.63
                                13.69
                                13.65
                                13.54
                                13.77
                                13.78
                                13.68
                                 13.8
                                 13.8
                                13.81
                                13.88
                                13.93
                                13.94
                                13.88
                                13.95
                                14.03
                                13.95
                                13.96
                                 14.1
                                14.09
                                   14
                                14.09
                                14.01
                                13.97
                                 14.2
                                 14.3
                                14.29
                                14.24
                                14.22
                                14.32
                                14.39
                                14.33
                                14.39
                                 14.4
                                 14.4
                                 14.5
                                14.35
                                14.28
                                14.34
                                14.37
                                14.39
                                14.39
                                14.35
                                14.43
                                14.36
                                14.62
                                14.63
                                14.63
                                14.62
                                14.55
                                14.62
                                14.56
                                14.68
                                14.82
                                14.84
                                 14.7
                                14.79
                                14.83
                                14.72
                                14.75
                                14.82
                                14.72
                                14.32
                                14.38
                                14.51
                                 14.5
                                14.59
                                14.72
                                14.68
                                14.45
                                14.59
                                14.48
                                14.48
                                14.45
                                14.33
                                 14.3
                                14.39
                                14.16
                                14.22
                                14.08
                                14.21
                                14.11
                                14.18
                                14.17
                                14.24
                                14.29
                                14.39
                                14.47
                                14.51
                                14.52
                                14.63
                                14.85
                                14.75
                                 15.1
                                 15.1
                                 14.8
                                   15
                                 15.1
                                   15
                                   15
                                14.81
                                 15.1
                                14.95
                                15.01
                                15.26
                                15.05
                                 14.7
                                 14.6
                                14.63
                                14.63
                                14.63
                                14.63
                                14.68
                                14.75
                                 14.8
                                14.65
                                14.78
                                14.78
                                14.78
                                14.78
                                14.89
                                14.87
                                15.13
                                 14.8
                                14.73
                                14.66
                                14.66
                                14.53
                                 14.6
                                14.98
                                14.99
                                 14.8
                                 14.9
                                 14.9
                                14.72
                                14.95
                                14.86
                                14.99
                                14.95
                                 14.7
                                14.74
                                 14.4
                                14.35
                                 14.5
                                 14.3
                                14.15
                                14.18
                                14.17
                                14.48
                                14.49
                                 14.5
                                 14.5
                                 14.5
                                 14.5
                                14.62
                                14.67
                                 14.4
                                14.52
                                14.42
                                14.55
                                 14.6
                                14.61
                                14.94
                                14.98
                                14.98
                                14.97
                                15.02
                                14.82
                                14.91
                                14.91
                                14.95
                                14.95
                                15.01
                                14.95
                                14.73
                                14.76
                                 14.9
                                 14.9
                                15.05
                                15.05
                                15.05
                                15.02
                                14.95
                                15.05
                                15.05
                                15.11
                                 14.8
                                14.71
                                14.44
                                14.44
                                14.45
                                 14.5
                                14.43
                                14.42
                                 14.5
                                14.41
                                14.16
                                14.12
                                14.25
                                14.15
       1/31/2006                14.33

Past performance is not predictive of future results.

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $14.99
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $15.28
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -1.90%
--------------------------------------------------------------------------------
Market Yield                                                               5.56%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                7.72%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $145,068
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            16.94
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.67
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 10/17/91)
--------------------------------------------------------------------------------
                                                On Share Price            On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                       -4.75%                  1.59%
--------------------------------------------------------------------------------
1-Year                                              3.93%                  3.10%
--------------------------------------------------------------------------------
5-Year                                              7.09%                  6.97%
--------------------------------------------------------------------------------
10-Year                                             6.49%                  6.14%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/General                                                     26.5%
--------------------------------------------------------------------------------
Health Care                                                                13.1%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            11.3%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           9.9%
--------------------------------------------------------------------------------
Water and Sewer                                                             7.4%
--------------------------------------------------------------------------------
Utilities                                                                   6.5%
--------------------------------------------------------------------------------
Long-Term Care                                                              5.1%
--------------------------------------------------------------------------------
Housing/Multifamily                                                         4.4%
--------------------------------------------------------------------------------
Transportation                                                              4.0%
--------------------------------------------------------------------------------
Other                                                                      11.8%
--------------------------------------------------------------------------------

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) The Fund also paid shareholders a net ordinary income distribution in December 2005 of $.0020 per share.

Special Shareholder
        Meeting Report

The Special Shareholder Meeting was held at the offices of Nuveen
Investments on November 15, 2005.

                                                    NAZ                              NFZ                             NKR
------------------------------------------------------------------------------------------------------------------------------------
Approval of the the Board Members
was reached as follows:

                                     Common and                        Common and                        Common and
                                  MuniPreferred    MuniPreferred    MuniPreferred    MuniPreferred    MuniPreferred    MuniPreferred
                                  shares voting    shares voting    shares voting    shares voting    shares voting    shares voting
                                       together         together         together         together         together         together
                                     as a class       as a class       as a class       as a class       as a class       as a class
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
   For                                4,198,565               --        1,516,999               --        2,367,565               --
   Withhold                              56,771               --            9,266               --           14,004               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                              4,255,336               --        1,526,265               --        2,381,569               --
====================================================================================================================================
Lawrence H. Brown
   For                                4,197,283               --        1,514,999               --        2,364,565               --
   Withhold                              58,053               --           11,266               --           17,004               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                              4,255,336               --        1,526,265               --        2,381,569               --
====================================================================================================================================
Jack B. Evans
   For                                4,199,203               --        1,514,999               --        2,367,565               --
   Withhold                              56,133               --           11,266               --           14,004               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                              4,255,336               --        1,526,265               --        2,381,569               --
====================================================================================================================================
William C. Hunter
   For                                4,188,834               --        1,516,999               --        2,367,565               --
   Withhold                              66,502               --            9,266               --           14,004               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                              4,255,336               --        1,526,265               --        2,381,569               --
====================================================================================================================================
David J. Kundert
   For                                4,194,891               --        1,514,999               --        2,368,365               --
   Withhold                              60,445               --           11,266               --           13,204               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                              4,255,336               --        1,526,265               --        2,381,569               --
====================================================================================================================================
William J. Schneider
   For                                       --            1,081               --              454               --              699
   Withhold                                  --               --               --               --               --                8
------------------------------------------------------------------------------------------------------------------------------------
   Total                                     --            1,081               --              454               --              707
====================================================================================================================================
Timothy R. Schwertfeger
   For                                       --            1,081               --              454               --              699
   Withhold                                  --               --               --               --               --                8
------------------------------------------------------------------------------------------------------------------------------------
   Total                                     --            1,081               --              454               --              707
====================================================================================================================================
Judith M. Stockdale
   For                                4,198,565               --        1,516,999               --        2,367,965               --
   Withhold                              56,771               --            9,266               --           13,604               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                              4,255,336               --        1,526,265               --        2,381,569               --
====================================================================================================================================
Eugene S. Sunshine
   For                                4,184,522               --        1,516,999               --        2,365,267               --
   Withhold                              70,814               --            9,266               --           16,302               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                              4,255,336               --        1,526,265               --        2,381,569               --
====================================================================================================================================

                                                  NXE                              NTX
--------------------------------------------------------------------------------------------------
Approval of the the Board Members
was reached as follows:

                                     Common and                        Common and
                                  MuniPreferred    MuniPreferred    MuniPreferred    MuniPreferred
                                  shares voting    shares voting    shares voting    shares voting
                                       together         together         together         together
                                     as a class       as a class       as a class       as a class
--------------------------------------------------------------------------------------------------
Robert P. Bremner
   For                                2,970,894               --        8,425,789               --
   Withhold                              21,280               --           62,749               --
--------------------------------------------------------------------------------------------------
   Total                              2,992,174               --        8,488,538               --
==================================================================================================
Lawrence H. Brown
   For                                2,970,894               --        8,424,085               --
   Withhold                              21,280               --           64,453               --
--------------------------------------------------------------------------------------------------
   Total                              2,992,174               --        8,488,538               --
==================================================================================================

Jack B. Evans
   For                                2,970,894               --        8,425,143               --
   Withhold                              21,280               --           63,395               --
--------------------------------------------------------------------------------------------------
   Total                              2,992,174               --        8,488,538               --
==================================================================================================

William C. Hunter
   For                                2,970,894               --        8,425,793               --
   Withhold                              21,280               --           62,745               --
--------------------------------------------------------------------------------------------------
   Total                              2,992,174               --        8,488,538               --
==================================================================================================

David J. Kundert
   For                                2,968,894               --        8,422,340               --
   Withhold                              23,280               --           66,198               --
--------------------------------------------------------------------------------------------------
   Total                              2,992,174               --        8,488,538               --
==================================================================================================

William J. Schneider
   For                                       --              874               --            2,594
   Withhold                                  --               --               --               --
--------------------------------------------------------------------------------------------------
   Total                                     --              874               --            2,594
==================================================================================================

Timothy R. Schwertfeger
   For                                       --              874               --            2,594
   Withhold                                  --               --               --               --
--------------------------------------------------------------------------------------------------
   Total                                     --              874               --            2,594
==================================================================================================

Judith M. Stockdale
   For                                2,970,894               --        8,427,443               --
   Withhold                              21,280               --           61,095               --
--------------------------------------------------------------------------------------------------
   Total                              2,992,174               --        8,488,538               --
==================================================================================================

Eugene S. Sunshine
   For                                2,970,894               --        8,426,443               --
   Withhold                              21,280               --           62,095               --
--------------------------------------------------------------------------------------------------
   Total                              2,992,174               --        8,488,538               --
==================================================================================================

Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ)

Portfolio of
        Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)        Value
----------------------------------------------------------------------------------------------------------------------------------
              Consumer Staples - 1.4% (1.0% of Total Investments)

$        910  Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed     5/12 at 100.00         BBB  $    926,917
                Refunding Bonds, Series 2002, 5.375%, 5/15/33
----------------------------------------------------------------------------------------------------------------------------------

              Education and Civic Organizations - 18.4% (12.7% of Total Investments)

       1,000  Arizona State University, Certificates of Participation, Series 2002,       7/12 at 100.00         AAA     1,083,870
                5.375%, 7/01/19 - MBIA Insured

       1,000  Arizona State University, System Revenue Bonds, Series 2002, 5.000%,
                7/01/25 - FGIC Insured                                                    7/12 at 100.00         AAA     1,049,430

              Arizona State University, System Revenue Bonds, Series 2005:
       2,455    5.000%, 7/01/20 - AMBAC Insured                                           7/15 at 100.00         AAA     2,619,166
       1,500    5.000%, 7/01/21 - AMBAC Insured                                           7/15 at 100.00         AAA     1,595,490
       1,395    5.000%, 7/01/26 - AMBAC Insured                                           7/15 at 100.00         AAA     1,464,945

       1,250  Glendale Industrial Development Authority, Arizona, Revenue Bonds,          5/11 at 101.00          A-     1,332,288
                Midwestern University, Series 2001A, 5.875%, 5/15/31

       1,050  Northern Arizona University, System Revenue Bonds, Series 2002, 5.000%,
                6/01/34 - FGIC Insured                                                    6/12 at 100.00         AAA     1,079,463

       1,500  Tempe Industrial Development Authority, Arizona, Lease Revenue Bonds,       7/13 at 100.00         AAA     1,551,090
                Arizona State University Foundation Project, Series 2003, 5.000%,
                7/01/34 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
      11,150  Total Education and Civic Organizations                                                                   11,775,742
----------------------------------------------------------------------------------------------------------------------------------

              Health Care - 14.2% (9.8% of Total Investments)

         800  Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic       7/10 at 101.00          A-       890,928
                Healthcare West, Series 1999A, 6.625%, 7/01/20

       2,000  Arizona Health Facilities Authority, Hospital System Revenue Bonds,        11/09 at 100.00        Baa3     2,062,340
                Phoenix Children's Hospital, Series 1999A, 6.125%, 11/15/22

         675  Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. 12/15 at 100.00         BBB       669,107
                Lincoln Health Network, Series 2005B, 5.000%, 12/01/37

       2,150  Maricopa County Industrial Development Authority, Arizona, Health Facility  7/14 at 100.00          A-     2,259,758
                Revenue Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23

         515  Puerto Rico Industrial, Tourist, Educational, Medical and Environmental    11/10 at 101.00          AA       573,787
                Control Facilities Financing Authority, Hospital Revenue Bonds,
                Hospital de la Concepcion, Series 2000A, 6.375%, 11/15/15

       1,500  Scottsdale Industrial Development Authority, Arizona, Hospital Revenue     12/11 at 101.00          A3     1,603,290
                Bonds, Scottsdale Healthcare, Series 2001, 5.800%, 12/01/31

       1,055  Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds,  6/08 at 101.00         N/R     1,006,797
                Winslow Memorial Hospital, Series 1998, 5.500%, 6/01/22
----------------------------------------------------------------------------------------------------------------------------------
       8,695  Total Health Care                                                                                          9,066,007
----------------------------------------------------------------------------------------------------------------------------------

              Housing/Multifamily - 6.7% (4.7% of Total Investments)

         400  Phoenix Industrial Development Authority, Arizona, GNMA Collateralized      6/11 at 102.00         Aaa       419,332
                Multifamily Housing Revenue Bonds, Campaigne Place on Jackson, Series
                2001, 5.700%, 6/20/31 (Alternative Minimum Tax)

         530  Phoenix Industrial Development Authority, Arizona, GNMA Collateralized      4/15 at 100.00         Aaa       531,314
                Multifamily Housing Revenue Bonds, Park Lee Apartments, Series 2004A,
                5.050%, 10/20/44 (Alternative Minimum Tax)

       3,215  Tucson Industrial Development Authority, Arizona, Senior Living             7/10 at 101.00          AA     3,425,229
                Facilities Revenue Bonds, Christian Care Project, Series 2000A, 5.625%,
                7/01/20 - RAAI Insured
----------------------------------------------------------------------------------------------------------------------------------
       4,145  Total Housing/Multifamily                                                                                  4,375,875
----------------------------------------------------------------------------------------------------------------------------------

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)        Value
----------------------------------------------------------------------------------------------------------------------------------
              Industrials - 2.1% (1.5% of Total Investments)

$      1,345  Yavapai County Industrial Development Authority, Arizona, Solid Waste       3/28 at 100.00         BBB  $  1,356,755
                Disposal Revenue Bonds, Waste Management Inc., Series 2003B, 4.450%,
                3/01/28 (Mandatory put 3/01/08) (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------

              Long-Term Care - 0.6% (0.4% of Total Investments)

         345  Mohave County Industrial Development Authority, Arizona, GNMA               5/06 at 103.00         AAA       356,920
                Collateralized Healthcare Revenue Refunding Bonds, Chris Ridge and
                Silver Village Projects, Series 1996, 6.375%, 11/01/31
----------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/General - 7.0% (4.8% of Total Investments)

       1,525  Maricopa County Union High School District 210, Phoenix, Arizona, General   7/14 at 100.00         AAA     1,617,903
                Obligation Bonds, Series 2004A, 5.000%, 7/01/21 - FSA Insured

         465  Maricopa County Union High School District 210, Phoenix, Arizona, General   7/15 at 100.00         AAA       493,114
                Obligation Bonds, Series 2005B, 5.000%, 7/01/23 - MBIA Insured

         330  Puerto Rico, General Obligation and Public Improvement Bonds, Series
                2001A, 5.375%, 7/01/28                                                    7/11 at 100.00         BBB       344,150

         500  Puerto Rico, General Obligation and Public Improvement Bonds, Series          No Opt. Call         AAA       574,740
                2002A, 5.500%, 7/01/19 - FGIC Insured

       1,340  Tucson, Arizona, General Obligation Bonds, Series 2005, 5.000%,
                7/01/20 - FGIC Insured                                                      No Opt. Call         AAA     1,435,006
----------------------------------------------------------------------------------------------------------------------------------
       4,160  Total Tax Obligation/General                                                                               4,464,913
----------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/Limited - 35.8% (24.7% of Total Investments)

       2,000  Arizona School Facilities Board, School Improvement Revenue Bonds, Series   7/14 at 100.00         AAA     2,266,300
                2004A, 5.750%, 7/01/18 - AMBAC Insured

       2,000  Arizona State Transportation Board, Subordinate Highway Revenue Bonds,      7/14 at 100.00          AA     2,114,560
                Series 2004B, 5.000%, 7/01/22

              Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose
                Stadium Facility
              Project, Series 2003A:
       3,000    5.375%, 7/01/20 - MBIA Insured                                            7/13 at 100.00         Aaa     3,275,460
       1,000    5.375%, 7/01/21 - MBIA Insured                                            7/13 at 100.00         Aaa     1,084,120

              Bullhead City, Arizona, Special Assessment Bonds, Parkway District
                Improvements, Series 1993:
         730    6.100%, 1/01/08                                                           7/06 at 100.00        Baa2       737,621
         785    6.100%, 1/01/09                                                           7/06 at 100.00        Baa2       792,834

         499  Estrella Mountain Ranch Community Facilities District, Goodyear,            7/10 at 102.00         N/R       547,677
                Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25

         575  Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series       7/13 at 100.00         AAA       596,425
                2003, 5.000%, 7/01/28 - AMBAC Insured

       3,400  Maricopa County Stadium District, Arizona, Revenue Refunding Bonds,         6/12 at 100.00         Aaa     3,689,781
                Series 2002, 5.375%, 6/01/18 - AMBAC Insured

       1,340  Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax      7/15 at 100.00         AAA     1,422,088
                Revenue Bonds, Civic Plaza Expansion Project, Series 2005A, 5.000%,
                7/01/22 - FGIC Insured

       2,000  Phoenix Civic Improvement Corporation, Arizona, Subordinate Lien Excise     7/13 at 100.00         AAA     2,112,860
                Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/21 - MBIA Insured

       1,200  Prescott Valley Municipal Property Corporation, Arizona, Municipal          1/13 at 100.00         AAA     1,244,304
                Facilities Revenue Bonds, Series 2003, 5.000%, 1/01/27 - FGIC Insured

       1,000  Puerto Rico Public Buildings Authority, Guaranteed Government Facilities    7/12 at 100.00         BBB     1,033,330
                Revenue Refunding Bonds, Series 2002D, 5.125%, 7/01/24

       1,350  Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/20 -    7/14 at 100.00         AAA     1,475,591
                AMBAC Insured

         500  Tucson, Arizona, Certificates of Participation, Series 2000, 5.700%,        7/08 at 100.00         AAA       524,705
                7/01/20 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
      21,379  Total Tax Obligation/Limited                                                                              22,917,656
----------------------------------------------------------------------------------------------------------------------------------

       Portfolio of Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)        Value
----------------------------------------------------------------------------------------------------------------------------------
              U.S. Guaranteed (4) - 25.1% (17.3% of Total Investments)

$      1,000  Arizona Health Facilities Authority, Hospital System Revenue Bonds,        12/10 at 102.00     BBB (4)  $  1,164,660
                John C. Lincoln Health Network, Series 2000, 7.000%, 12/01/25
                (Pre-refunded 12/01/10)

       1,000  Arizona School Facilities Board, School Improvement Revenue Bonds, Series   7/13 at 100.00         AAA     1,081,260
                2003, 5.000%, 7/01/21 (Pre-refunded 7/01/13)

       2,250  Maricopa County Industrial Development Authority, Arizona, Hospital           No Opt. Call         AAA     2,777,917
                Revenue Refunding Bonds, Samaritan Health Services, Series 1990A,
                7.000%, 12/01/16 (ETM) - MBIA Insured

       3,000  Mesa Industrial Development Authority, Arizona, Revenue Bonds, Discovery    1/10 at 101.00         AAA     3,265,980
                Health System, Series 1999A, 5.750%, 1/01/25 (Pre-refunded 1/01/10) -
                MBIA Insured

       2,000  Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater      7/10 at 101.00         AAA     2,223,100
                System Revenue Bonds, Series 2000, 6.000%, 7/01/24 (Pre-refunded
                7/01/10) - FGIC Insured

              Phoenix Industrial Development Authority, Arizona, Government Office
                Lease Revenue Bonds, Capitol Mall LLC, Series 2000:
       1,000    5.375%, 9/15/22 (Pre-refunded 9/15/10) - AMBAC Insured                    9/10 at 100.00         AAA     1,076,770
       2,000    5.500%, 9/15/27 (Pre-refunded 9/15/10) - AMBAC Insured                    9/10 at 100.00         AAA     2,164,120

       1,000  Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds,    7/10 at 101.00    BBB+ (4)     1,127,480
                Series 2000B, 6.500%, 7/01/27 (Pre-refunded 7/01/10)

         500  Surprise Municipal Property Corporation, Arizona, Excise Tax Revenue        7/09 at 101.00         AAA       540,990
                Bonds, Series 2000, 5.700%, 7/01/20 (Pre-refunded 7/01/09) -
                FGIC Insured

         600  Tucson, Arizona, Junior Lien Street and Highway User Revenue Bonds,         7/10 at 100.00         AAA       637,398
                Series 2000E, 5.000%, 7/01/18 (Pre-refunded 7/01/10) - FGIC Insured
----------------------------------------------------------------------------------------------------------------------------------
      14,350  Total U.S. Guaranteed                                                                                     16,059,675
----------------------------------------------------------------------------------------------------------------------------------

              Utilities - 10.3% (7.1% of Total Investments)

       1,000  Arizona Power Authority, Special Obligation Power Resource Revenue            No Opt. Call          AA     1,103,990
                Refunding Crossover Bonds, Hoover Project, Series 2001, 5.250%,
                10/01/15

       1,000  Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power    10/06 at 102.00          B-     1,021,380
                Company Project, Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)

         765  Pima County Industrial Development Authority, Arizona, Lease Obligation     7/06 at 101.00         AAA       775,978
                Revenue Refunding Bonds, Tucson Electric Power Company, Series 1988A,
                7.250%, 7/15/10 - FSA Insured

         530  Salt River Project Agricultural Improvement and Power District, Arizona,    1/13 at 100.00          AA       558,032
                Electric System Revenue Bonds, Series 2002B, 5.000%, 1/01/22

              Salt River Project Agricultural Improvement and Power District, Arizona,
                Electric System Revenue Refunding Bonds, Series 2002A:
       2,000    5.125%, 1/01/27                                                           1/12 at 101.00          AA     2,096,400
       1,000    5.000%, 1/01/31                                                           1/12 at 101.00          AA     1,035,110
----------------------------------------------------------------------------------------------------------------------------------
       6,295  Total Utilities                                                                                            6,590,890
----------------------------------------------------------------------------------------------------------------------------------

              Water and Sewer - 22.7% (15.7% of Total Investments)

              Arizona Water Infrastructure Finance Authority, Water Quality Revenue
                Bonds, Series 2004A:
       1,825    5.000%, 10/01/19                                                         10/14 at 100.00         AAA     1,952,622
       1,815    5.000%, 10/01/22                                                         10/14 at 100.00         AAA     1,924,209

       1,005  Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal      7/14 at 100.00         AAA     1,050,959
                Property Corporation, Series 2004, 5.000%, 7/01/24 - XLCA Insured

       3,500  Glendale, Arizona, Water and Sewer Revenue Bonds, Subordinate Lien,         7/13 at 100.00         AAA     3,639,405
                Series 2003, 5.000%, 7/01/28 - AMBAC Insured

         600  Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water       7/13 at 100.00         AAA       632,250
                Revenue Bonds, Series 2003, 5.000%, 7/01/23 - MBIA Insured

         875  Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater      7/14 at 100.00         AAA       921,314
                System Revenue Bonds, Series 2004, 5.000%, 7/01/24 - MBIA Insured

       1,500  Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System    7/12 at 100.00         AAA     1,560,420
                Revenue Bonds, Series 2002, 5.000%, 7/01/26 - FGIC Insured

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)        Value
-----------------------------------------------------------------------------------------------------------------------------------
              Water and Sewer (continued)

$      1,325  Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System    7/15 at 100.00         AAA  $  1,389,355
                Revenue Bonds, Series 2005, 5.000%, 7/01/29 - MBIA Insured

       1,250  Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System      No Opt. Call         AAA     1,446,138
                Revenue Refunding Bonds, Series 2001, 5.500%, 7/01/21 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
      13,695  Total Water and Sewer                                                                                     14,516,672
-----------------------------------------------------------------------------------------------------------------------------------
$     86,469  Total Long-Term Investments (cost $88,498,842) - 144.3%                                                   92,408,022
============-----------------------------------------------------------------------------------------------------------------------

              Short-Term Investments - 0.5% (0.3% of Total Investments)

         300  Puerto Rico Government Development Bank, Adjustable Refunding Bonds,          No Opt. Call      VMIG-1       300,000
                Variable Rate Demand Obligations, Series 1985, 2.930%, 12/01/15 - MBIA
                Insured (5)
-----------------------------------------------------------------------------------------------------------------------------------
$        300  Total Short-Term Investments (cost $300,000)                                                                 300,000
============-----------------------------------------------------------------------------------------------------------------------
              Total Investments (cost $88,798,842) - 144.8%                                                             92,708,022
              ---------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 2.1%                                                                       1,294,903
              ---------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (46.9)%                                                         (30,000,000)
              ---------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                           $ 64,002,925
              =====================================================================================================================

      (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

      (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

      (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

      (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

      (5) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

      N/R   Investment is not rated.

    (ETM)   Security is escrowed to maturity.

                                 See accompanying notes to financial statements.

Nuveen Arizona Dividend Advantage Municipal Fund (NFZ)

Portfolio of
        Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)        Value
----------------------------------------------------------------------------------------------------------------------------------
              Education and Civic Organizations - 7.0% (4.7% of Total Investments)

$      1,000  Puerto Rico Industrial, Tourist, Educational, Medical and Environmental     2/09 at 101.00        BBB-  $  1,015,530
                Control Facilities Financing Authority, Higher Education Revenue Bonds,
                Ana G. Mendez University System, Series 1999, 5.375%, 2/01/29

         300  Puerto Rico Industrial, Tourist, Educational, Medical and Environmental     9/11 at 100.00         BBB       310,314
                Control Facilities Financing Authority, Higher Education Revenue Bonds,
                University of the Sacred Heart, Series 2001, 5.250%, 9/01/21

         305  Tucson Industrial Development Authority, Arizona, Charter School Revenue    9/14 at 100.00        BBB-       311,094
                Bonds, Arizona Agribusiness and Equine Center Charter School, Series
                2004A, 6.125%, 9/01/34
----------------------------------------------------------------------------------------------------------------------------------
       1,605  Total Education and Civic Organizations                                                                    1,636,938
----------------------------------------------------------------------------------------------------------------------------------

              Health Care - 10.8% (7.2% of Total Investments)

         365  Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic       7/10 at 101.00          A-       406,486
                Healthcare West, Series 1999A, 6.625%, 7/01/20

         250  Glendale Industrial Development Authority, Arizona, Revenue Bonds,         12/15 at 100.00         BBB       247,818
                John C. Lincoln Health Network, Series 2005B, 5.000%, 12/01/37

         750  Maricopa County Industrial Development Authority, Arizona, Health           7/14 at 100.00          A-       788,288
                Facility Revenue Bonds, Catholic Healthcare West, Series 2004A,
                5.375%, 7/01/23

       1,000  Scottsdale Industrial Development Authority, Arizona, Hospital Revenue     12/11 at 101.00          A3     1,068,860
                Bonds, Scottsdale Healthcare, Series 2001, 5.800%, 12/01/31
----------------------------------------------------------------------------------------------------------------------------------
       2,365  Total Health Care                                                                                          2,511,452
----------------------------------------------------------------------------------------------------------------------------------

              Housing/Multifamily - 6.5% (4.3% of Total Investments)

       1,000  Maricopa County Industrial Development Authority, Arizona, Multifamily      7/09 at 102.00         Aaa     1,022,450
                Housing Revenue Bonds, Whispering Palms Apartments, Series 1999A,
                5.900%, 7/01/29 - MBIA Insured

         275  Phoenix Industrial Development Authority, Arizona, GNMA Collateralized      6/11 at 102.00         Aaa       288,291
                Multifamily Housing Revenue Bonds, Campaigne Place on Jackson, Series
                2001, 5.700%, 6/20/31 (Alternative Minimum Tax)

         205  Phoenix Industrial Development Authority, Arizona, GNMA Collateralized      4/15 at 100.00         Aaa       205,508
                Multifamily Housing Revenue Bonds, Park Lee Apartments, Series 2004A,
                5.050%, 10/20/44(Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
       1,480  Total Housing/Multifamily                                                                                  1,516,249
----------------------------------------------------------------------------------------------------------------------------------

              Housing/Single Family - 0.5% (0.2% of Total Investments)

         105  Pima County Industrial Development Authority, Arizona, FNMA/GNMA Single    11/10 at 101.00         AAA       108,574
                Family Mortgage Revenue Bonds, Series 2001A-4, 5.050%, 5/01/17
----------------------------------------------------------------------------------------------------------------------------------

              Industrials - 2.2% (1.5% of Total Investments)

         510  Yavapai County Industrial Development Authority, Arizona, Solid Waste       3/28 at 100.00         BBB       514,457
                Disposal Revenue Bonds, Waste Management Inc., Series 2003B, 4.450%,
                3/01/28 (Mandatory put 3/01/08) (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/General - 12.2% (8.1% of Total Investments)

       1,000  Maricopa County Unified School District 11, Peoria, Arizona, General        7/15 at 100.00         AAA     1,066,070
                Obligation Bonds, Second Series 2005, 5.000%, 7/01/20 - FGIC Insured

         180  Maricopa County Union High School District 210, Phoenix, Arizona, General   7/15 at 100.00         AAA       190,883
                Obligation Bonds, Series 2005B, 5.000%, 7/01/23 - MBIA Insured

         500  Tucson, Arizona, General Obligation Bonds, Series 2005, 5.000%, 7/01/20 -     No Opt. Call         AAA       535,450
                FGIC Insured

       1,020  Tucson, Arizona, General Obligation Refunding Bonds, Series 1997, 5.000%,   7/07 at 100.00          AA     1,040,298
                7/01/19
----------------------------------------------------------------------------------------------------------------------------------
       2,700  Total Tax Obligation/General                                                                               2,832,701
----------------------------------------------------------------------------------------------------------------------------------

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)        Value
----------------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/Limited - 54.8% (36.4% of Total Investments)

$      2,750  Arizona School Facilities Board, School Improvement Revenue Bonds, Series   7/14 at 100.00         AAA  $  3,116,160
                2004A, 5.750%, 7/01/18 - AMBAC Insured

       1,000  Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose       7/13 at 100.00         Aaa     1,084,120
                Stadium Facility Project, Series 2003A, 5.375%, 7/01/21 - MBIA Insured

         100  Centerra Community Facilities District, Goodyear, Arizona, General          7/15 at 100.00         N/R       100,546
                Obligation Bonds, Series 2005, 5.500%, 7/15/29

         194  Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,   7/10 at 102.00         N/R       212,925
                Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25

       1,180  Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series       7/13 at 100.00         AAA     1,243,425
                2003, 5.000%, 7/01/23 - AMBAC Insured

         510  Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax      7/15 at 100.00         AAA       541,243
                Revenue Bonds, Civic Plaza Expansion Project, Series 2005A, 5.000%,
                7/01/22 - FGIC Insured

         900  Phoenix Industrial Development Authority, Arizona, Government Bonds,        3/12 at 100.00         AAA       972,333
                Capitol Mall LLC II, Series 2001, 5.250%, 9/15/16 - AMBAC Insured

         680  Pinal County Industrial Development Authority, Arizona, Correctional          No Opt. Call           A       699,040
                Facilities Contract Revenue Bonds, Florence West Prison LLC, Series
                2002A, 5.000%, 10/01/18 - ACA Insured

       1,000  Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/20 -    7/14 at 100.00         AAA     1,093,030
                AMBAC Insured

       2,675  Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series 2003, 5.000%,    7/13 at 100.00         AA+     2,825,950
                7/01/21

         500  Vistancia Community Facilities District, Arizona,  Restricted General       7/15 at 100.00         N/R       507,080
                Obligation Bonds, Series 2005, 5.750%, 7/15/24

         355  Watson Road Community Facilities District, Arizona, Special Assessement     7/16 at 100.00         N/R       355,934
                Revenue Bonds, Series 2005, 6.000%, 7/01/30
----------------------------------------------------------------------------------------------------------------------------------
      11,844  Total Tax Obligation/Limited                                                                              12,751,786
----------------------------------------------------------------------------------------------------------------------------------

              U.S. Guaranteed (4) - 15.2% (10.1% of Total Investments)

         550  Arizona Health Facilities Authority, Hospital System Revenue Bonds,        12/10 at 102.00     BBB (4)       637,808
                John C. Lincoln Health Network, Series 2000, 6.875%, 12/01/20
                (Pre-refunded 12/01/10)

         400  Arizona School Facilities Board, School Improvement Revenue Bonds, Series   7/11 at 100.00         AAA       438,428
                2001, 5.500%, 7/01/18 (Pre-refunded 7/01/11)

       2,000  Maricopa County Industrial Development Authority, Arizona, Education        6/07 at 102.00       A (4)     2,116,780
                Revenue Bonds, Horizon Community Learning Center Project, Series 2000,
                6.350%, 6/01/26 (Pre-refunded 6/01/07) - ACA Insured

              Salt River Project Agricultural Improvement and Power District, Arizona,
                Electric System Revenue Refunding Bonds, Series 1997A:
         140    5.000%, 1/01/20 (Pre-refunded 1/01/08)                                    1/08 at 101.00      AA (4)       145,629
         180    5.000%, 1/01/20 (Pre-refunded 1/01/11)                                    1/08 at 101.00      AA (4)       191,884
----------------------------------------------------------------------------------------------------------------------------------
       3,270  Total U.S. Guaranteed                                                                                      3,530,529
----------------------------------------------------------------------------------------------------------------------------------

              Utilities - 31.3% (20.8% of Total Investments)

       1,500  Arizona Power Authority, Special Obligation Power Resource Revenue            No Opt. Call          AA     1,667,430
                Refunding Crossover Bonds, Hoover Project, Series 2001, 5.250%,
                10/01/17

         500  Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power     5/06 at 100.00          B-       499,980
                Company Project, Series 1997B, 5.800%, 11/01/32
                (Alternative Minimum Tax)

       1,000  Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002,           No Opt. Call         AAA     1,117,040
                5.250%, 7/01/17 - FGIC Insured

         350  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II,   7/12 at 101.00         AAA       370,412
                5.125%, 7/01/26 - FSA Insured

              Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR:
       1,000    5.000%, 7/01/26 - XLCA Insured                                            7/15 at 100.00         AAA     1,054,100
       1,000    5.000%, 7/01/30 - XLCA Insured                                            7/15 at 100.00         AAA     1,044,640

       Portfolio of Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)        Value
-----------------------------------------------------------------------------------------------------------------------------------
              Utilities (continued)

$        200  Salt River Project Agricultural Improvement and Power District, Arizona,    1/13 at 100.00          AA  $    210,578
                Electric System Revenue Bonds, Series 2002B, 5.000%, 1/01/22

         235  Salt River Project Agricultural Improvement and Power District, Arizona,    1/08 at 101.00          AA       243,072
                Electric System Revenue Refunding Bonds, Series 1997A, 5.000%, 1/01/20

       1,000  Salt River Project Agricultural Improvement and Power District, Arizona,    1/12 at 101.00          AA     1,081,120
                Electric System Revenue Refunding Bonds, Series 2002A, 5.250%, 1/01/18
-----------------------------------------------------------------------------------------------------------------------------------
       6,785  Total Utilities                                                                                            7,288,372
-----------------------------------------------------------------------------------------------------------------------------------

              Water and Sewer - 10.0% (6.7% of Total Investments)

         225  Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water       7/13 at 100.00         AAA       237,094
                Revenue Bonds, Series 2003, 5.000%, 7/01/23 - MBIA Insured

       1,500  Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System    7/12 at 100.00         AAA     1,560,420
                Revenue Bonds, Series 2002, 5.000%, 7/01/26 - FGIC Insured

         510  Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System    7/15 at 100.00         AAA       534,771
                Revenue Bonds, Series 2005, 5.000%, 7/01/29 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
       2,235  Total Water and Sewer                                                                                      2,332,285
-----------------------------------------------------------------------------------------------------------------------------------
$     32,899  Total Investments (cost $33,769,618) - 150.5%                                                             35,023,343
============-----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.1%                                                                         242,870
              ---------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (51.6)%                                                         (12,000,000)
              ---------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                           $ 23,266,213
              =====================================================================================================================

Forward Swaps outstanding at January 31, 2006:

                            Fixed Rate                       Floating Rate
                                  Paid      Fixed Rate            Received   Floating Rate                              Unrealized
                Notional   by the Fund         Payment         by the Fund         Payment  Effective  Termination    Appreciation
Counterparty      Amount  (annualized)       Frequency            Based On       Frequency   Date (5)         Date  (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.  $200,000         4.699%  Semi-Annually   3 Month USD-LIBOR       Quarterly    2/27/06      2/27/26         $11,073
Morgan Stanley   700,000         4.816   Semi-Annually   3 Month USD-LIBOR       Quarterly    2/15/06      2/15/36          35,817
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $46,890
==================================================================================================================================

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)


      (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

      (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

      (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

      (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

      (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

      N/R   Investment is not rated.

                                 See accompanying notes to financial statements.

Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR)

Portfolio of
        Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)        Value
----------------------------------------------------------------------------------------------------------------------------------
              Education and Civic Organizations - 10.7% (7.2% of Total Investments)

$      1,250  Glendale Industrial Development Authority, Arizona, Revenue Bonds,          5/11 at 101.00          A-  $  1,332,288
                Midwestern University, Series 2001A, 5.875%, 5/15/31

         460  Pima County Industrial Development Authority, Arizona, Charter School      12/14 at 100.00        BBB-       472,208
                Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004,
                6.000%, 12/15/24

         320  Puerto Rico Industrial, Tourist, Educational, Medical and Environmental     2/09 at 101.00        BBB-       328,762
                Control Facilities Financing Authority, Higher Education Revenue Bonds,
                Ana G. Mendez University System, Series 1999, 5.375%, 2/01/19

         480  Tucson Industrial Development Authority, Arizona, Charter School Revenue    9/14 at 100.00        BBB-       489,590
                Bonds, Arizona Agribusiness and Equine Center Charter School,
                Series 2004A, 6.125%, 9/01/34

              University of Arizona, Certificates of Participation, Series 2002A:
         750    5.500%, 6/01/18 - AMBAC Insured                                           6/12 at 100.00         AAA       818,700
         500    5.125%, 6/01/22 - AMBAC Insured                                           6/12 at 100.00         AAA       530,450
----------------------------------------------------------------------------------------------------------------------------------
       3,760  Total Education and Civic Organizations                                                                    3,971,998
----------------------------------------------------------------------------------------------------------------------------------

              Health Care - 17.1% (11.5% of Total Investments)

         400  Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic       7/10 at 101.00          A-       445,464
                Healthcare West, Series  1999A, 6.625%, 7/01/20

         735  Arizona Health Facilities Authority, Hospital System Revenue Bonds,         2/12 at 101.00        Baa3       783,275
                Phoenix Children's Hospital, Series 2002A, 6.250%, 2/15/21

         600  Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc.,     4/14 at 100.00          A-       619,242
                Series 2004, 5.000%, 4/01/20

         400  Glendale Industrial Development Authority, Arizona, Revenue Bonds,         12/15 at 100.00         BBB       396,508
                John C. Lincoln Health Network, Series 2005B, 5.000%, 12/01/37

       1,375  Maricopa County Industrial Development Authority, Arizona, Health           7/14 at 100.00          A-     1,445,194
                Facility Revenue Bonds, Catholic Healthcare West, Series
                2004A, 5.375%, 7/01/23

         500  Maricopa County Industrial Development Authority, Arizona, Hospital         5/08 at 101.00          AA       520,085
                Revenue Bonds, Mayo Clinic Hospital, Series 1998, 5.250%, 11/15/37

       1,000  Scottsdale Industrial Development Authority, Arizona, Hospital Revenue     12/11 at 101.00          A3     1,068,860
                Bonds, Scottsdale  Healthcare, Series 2001, 5.800%, 12/01/31

       1,000  Yavapai County Industrial Development Authority, Arizona, Hospital Revenue  8/13 at 100.00        Baa2     1,067,380
                Bonds, Yavapai Regional Medical Center, Series 2003A, 6.000%, 8/01/33
----------------------------------------------------------------------------------------------------------------------------------
       6,010  Total Health Care                                                                                          6,346,008
----------------------------------------------------------------------------------------------------------------------------------

              Housing/Multifamily - 7.9% (5.3% of Total Investments)

       1,000  Maricopa County Industrial Development Authority, Arizona, GNMA            10/11 at 105.00         AAA     1,062,480
                Collateralized Multifamily Housing Revenue Refunding Bonds, Pine Ridge,
                Cambridge Court, Cove on 44th and Fountain Place
                Apartments, Series 2001A-1, 6.000%, 10/20/31

         325  Phoenix Industrial Development Authority, Arizona, GNMA Collateralized      4/15 at 100.00         Aaa       325,806
                Multifamily Housing Revenue Bonds, Park Lee Apartments, Series 2004A,
                5.050%, 10/20/44 (Alternative Minimum Tax)

       1,425  Phoenix Industrial Development Authority, Arizona, GNMA Collateralized      7/12 at 105.00         AAA     1,539,257
                Multifamily Housing  Revenue Bonds, Summit Apartments,
                Series 2002, 6.450%, 7/20/32
----------------------------------------------------------------------------------------------------------------------------------
       2,750  Total Housing/Multifamily                                                                                  2,927,543
----------------------------------------------------------------------------------------------------------------------------------

              Housing/Single Family - 0.2% (0.2% of Total Investments)

          50  Pima County Industrial Development Authority, Arizona, FNMA/GNMA Single    11/10 at 101.00         AAA        51,472
                Family Mortgage Revenue Bonds, Series 2001A-1, 5.350%, 11/01/24
                (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------

       Portfolio of Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)        Value
----------------------------------------------------------------------------------------------------------------------------------
              Industrials - 2.2% (1.5% of Total Investments)

$        810  Yavapai County Industrial Development Authority, Arizona, Solid Waste       3/28 at 100.00         BBB  $    817,079
                Disposal Revenue Bonds, Waste Management Inc., Series 2003B, 4.450%,
                3/01/28 (Mandatory put 3/01/08) (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/General - 33.5% (22.5% of Total Investments)

       1,725  Chandler, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/17   7/12 at 100.00         AA+     1,836,280

              Maricopa County School District 6, Arizona, General Obligation Refunding
              Bonds, Washington Elementary School, Series 2002A:
       1,000    5.375%, 7/01/15 - FSA Insured                                               No Opt. Call         AAA     1,122,410
       1,000    5.375%, 7/01/16 - FSA Insured                                               No Opt. Call         AAA     1,125,240

       1,165  Maricopa County Unified School District 69, Paradise Valley, Arizona,         No Opt. Call         AAA     1,286,113
                General Obligation Refunding Bonds, Series 2002A, 5.250%, 7/01/14 -
                FGIC Insured

         285  Maricopa County Union High School District 210, Phoenix, Arizona, General   7/15 at 100.00         AAA       302,231
                Obligation Bonds, Series 2005B, 5.000%, 7/01/23 - MBIA Insured

       1,000  Mesa, Arizona, General Obligation Bonds, Series 2000, 6.500%, 7/01/11 -       No Opt. Call         AAA     1,141,790
              FGIC Insured

       1,405  Mesa, Arizona, General Obligation Bonds, Series 2002, 5.375%, 7/01/15 -       No Opt. Call         AAA     1,576,986
                FGIC Insured

              Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2002B:
       1,700    5.000%, 7/01/22                                                           7/12 at 100.00         AA+     1,799,858
         500    5.000%, 7/01/27                                                           7/12 at 100.00         AA+       518,435

       1,000  Pinal County Unified School District 43, Apache Junction, Arizona,            No Opt. Call         AAA     1,148,420
                General Obligation Refunding Bonds, Series 2001, 5.750%,
                7/01/15 - FGIC Insured

         510  Scottsdale, Arizona, General Obligation Bonds, Series 2002,                 7/11 at 100.00         AAA       539,437
              5.000%, 7/01/24
----------------------------------------------------------------------------------------------------------------------------------
      11,290  Total Tax Obligation/General                                                                              12,397,200
----------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/Limited - 40.2% (27.0% of Total Investments)

              Arizona State, Certificates of Participation, Series 2002A:
         750    5.000%, 11/01/17 - MBIA Insured                                           5/12 at 100.00         AAA       795,540
       1,000    5.000%, 11/01/18 - MBIA Insured                                           5/12 at 100.00         AAA     1,060,720
         500    5.000%, 11/01/20 - MBIA Insured                                           5/12 at 100.00         AAA       528,510

         140  Centerra Community Facilities District, Goodyear, Arizona, General          7/15 at 100.00         N/R       140,764
                Obligation Bonds, Series 2005, 5.500%, 7/15/29

         307  Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,   7/10 at 102.00         N/R       336,948
                 Special Assessment  Lien Bonds, Series 2001A, 7.875%, 7/01/25

         670  Goodyear Community Facilities Utility District 1, Arizona, General          7/13 at 100.00           A       692,130
                Obligation Bonds, Series 2003, 5.350%, 7/15/28 - ACA Insured

         870  Maricopa County Public Finance Corporation, Arizona, Lease Revenue Bonds,   7/11 at 100.00         Aaa       947,091
                Series 2001, 5.500%,  7/01/15 - AMBAC Insured

              Maricopa County Stadium District, Arizona, Revenue Refunding Bonds,
                Series 2002:
         840    5.375%, 6/01/18 - AMBAC Insured                                           6/12 at 100.00         Aaa       911,593
       2,645    5.375%, 6/01/19 - AMBAC Insured                                           6/12 at 100.00         Aaa     2,870,432

         800  Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax      7/15 at 100.00         AAA       849,008
                Revenue Bonds, Civic Plaza Expansion Project, Series 2005A, 5.000%,
                7/01/22 - FGIC Insured

       1,500  Phoenix Industrial Development Authority, Arizona, Government Bonds,        3/12 at 100.00         AAA     1,620,555
                Capitol Mall LLC II, Series 2001, 5.250%, 9/15/16 - AMBAC Insured

       1,070  Pinal County Industrial Development Authority, Arizona, Correctional          No Opt. Call           A     1,099,960
                Facilities Contract Revenue Bonds, Florence West Prison LLC,
                Series 2002A, 5.000%, 10/01/18 - ACA Insured

       1,000  Puerto Rico Public Buildings Authority, Guaranteed Government Facilities    7/12 at 100.00         BBB     1,033,330
                Revenue Refunding  Bonds, Series 2002D, 5.125%, 7/01/24

         750  Vistancia Community Facilities District, Arizona,  Restricted General       7/15 at 100.00         N/R       760,620
                Obligation Bonds, Series  2005, 5.750%, 7/15/24

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)        Value
----------------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/Limited (continued)

$        560  Watson Road Community Facilities District, Arizona, Special Assessement     7/16 at 100.00         N/R  $    561,473
                Revenue Bonds, Series 2005, 6.000%, 7/01/30

         640  Yuma Municipal Property Corporation, Arizona, Municipal Facilities Tax      7/10 at 100.00         AAA       671,597
                Revenue Bonds, Series 2001, 5.000%, 7/01/21 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
      14,042  Total Tax Obligation/Limited                                                                              14,880,271
----------------------------------------------------------------------------------------------------------------------------------

              Transportation - 5.6% (3.7% of Total Investments)

       1,000  Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport         7/08 at 101.00         AAA     1,025,700
                Revenue Bonds, Series 1998A, 5.000%, 7/01/25 - FSA Insured

       1,000  Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport        7/12 at 100.00         AAA     1,037,970
                Revenue Bonds, Series  2002B, 5.250%, 7/01/27 - FGIC Insured
                (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
       2,000  Total Transportation                                                                                       2,063,670
----------------------------------------------------------------------------------------------------------------------------------

              U.S. Guaranteed (4) - 13.4% (9.0% of Total Investments)

         400  Arizona State Transportation Board, Highway Revenue Bonds, Series 2002B,    7/12 at 100.00         AAA       437,624
                5.250%, 7/01/21 (Pre-refunded 7/01/12)

         715  Arizona State University, System Revenue Bonds, Series 2002, 5.750%,        7/12 at 100.00         AAA       802,573
                7/01/27 (Pre-refunded 7/01/12) - FGIC Insured

       1,000  Gilbert, Arizona, General Obligation Bonds, Series 2002A, 5.000%, 7/01/18   7/11 at 100.00         AAA     1,071,620
                (Pre-refunded 7/01/11) - AMBAC Insured

         130  Maricopa County Public Finance Corporation, Arizona, Lease Revenue Bonds,   7/11 at 100.00         Aaa       142,489
                Series 2001, 5.500%, 7/01/15 (Pre-refunded 7/01/11) - AMBAC Insured

         300  Maricopa County Unified School District 89, Dysart, Arizona, General        7/14 at 100.00         AAA       331,416
                Obligation Bonds, Series 2004B, 5.250%, 7/01/20 (Pre-refunded
                7/01/14) - FSA Insured

       1,000  Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2004,      7/14 at 100.00         AAA     1,095,780
                5.125%, 7/01/23 (Pre-refunded 7/01/14) - FSA Insured

         990  Scottsdale, Arizona, General Obligation Bonds, Series 2002, 5.000%,         7/11 at 100.00         AAA     1,061,914
                7/01/24 (Pre-refunded 7/01/11)
----------------------------------------------------------------------------------------------------------------------------------
       4,535  Total U.S. Guaranteed                                                                                      4,943,416
----------------------------------------------------------------------------------------------------------------------------------

              Utilities - 7.1% (4.8% of Total Investments)

       1,115  Arizona Power Authority, Special Obligation Power Resource Revenue            No Opt. Call          AA     1,230,949
                Refunding Crossover Bonds, Hoover Project, Series 2001, 5.250%, 10/01/15

       1,000  Mesa, Arizona, Utility System Revenue Bonds, Series 2002, 5.000%,           7/11 at 100.00         AAA     1,059,980
                7/01/20 - FGIC Insured

         320  Salt River Project Agricultural Improvement and Power District, Arizona,    1/13 at 100.00          AA       336,925
                Electric System Revenue Bonds, Series 2002B, 5.000%, 1/01/22
----------------------------------------------------------------------------------------------------------------------------------
       2,435  Total Utilities                                                                                            2,627,854
----------------------------------------------------------------------------------------------------------------------------------

              Water and Sewer - 10.8% (7.3% of Total Investments)

         500  Maricopa County Industrial Development Authority, Arizona, Water System    12/07 at 102.00         AAA       522,090
                Improvement Revenue Bonds, Chaparral City Water Company, Series 1997A,
                5.400%, 12/01/22 - AMBAC Insured (Alternative Minimum Tax)

         360  Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water       7/13 at 100.00         AAA       379,350
                Revenue Bonds, Series  2003, 5.000%, 7/01/23 - MBIA Insured

         805  Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System    7/15 at 100.00         AAA       844,099
                Revenue Bonds, Series 2005, 5.000%, 7/01/29 - MBIA Insured

       1,000  Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System      No Opt. Call         AAA     1,160,170
                Revenue Refunding  Bonds, Series 2001, 5.500%, 7/01/22 - FGIC Insured

       Portfolio of Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)        Value
-----------------------------------------------------------------------------------------------------------------------------------
              Water and Sewer (continued)

$      1,000  Tucson, Arizona, Water System Revenue Refunding Bonds, Series 2002,         7/12 at 102.00         AAA  $  1,110,760
                5.500%, 7/01/18 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
       3,665  Total Water and Sewer                                                                                      4,016,469
-----------------------------------------------------------------------------------------------------------------------------------
$     51,347  Total Investments (cost $52,415,010) - 148.7%                                                             55,042,980
============-----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.3%                                                                         478,785
              ---------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (50.0)%                                                         (18,500,000)
              ---------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                           $ 37,021,765
              =====================================================================================================================

Forward Swaps outstanding at January 31, 2006:

                                Fixed Rate                      Floating Rate
                                      Paid      Fixed Rate           Received  Floating Rate                             Unrealized
                    Notional   by the Fund         Payment        by the Fund        Payment  Effective  Termination   Appreciation
Counterparty          Amount   (annualized)      Frequency           Based On      Frequency   Date (5)         Date  (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.      $600,000         4.699%  Semi-Annually  3 Month USD-LIBOR      Quarterly    2/27/06      2/27/26        $33,219
JPMorgan             500,000         4.833   Semi-Annually  3 Month USD-LIBOR      Quarterly    2/09/06      2/09/36         24,279
Morgan Stanley       700,000         4.816   Semi-Annually  3 Month USD-LIBOR      Quarterly    2/15/06      2/15/36         35,817
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $93,315
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

      (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

      (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

      (3)   Ratings: Using  the higher  of  Standard & Poor's or Moody's rating.
            Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

      (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

      (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

      N/R   Investment is not rated.

                                 See accompanying notes to financial statements.

Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE)

Portfolio of
        Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)        Value
----------------------------------------------------------------------------------------------------------------------------------
              Consumer Staples - 1.4% (1.0% of Total Investments)

$        580  Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed     5/12 at 100.00         BBB  $    590,782
                Refunding Bonds,  Series 2002, 5.375%, 5/15/33
----------------------------------------------------------------------------------------------------------------------------------

              Education and Civic Organizations - 16.1% (10.9% of Total Investments)

       1,250  Arizona State University, System Revenue Bonds, Series 2005, 5.000%,        7/15 at 100.00         AAA     1,333,588
                7/01/20 - AMBAC Insured

       1,000  Arizona Student Loan Acquisition Authority, Student Loan Revenue           11/09 at 102.00         Aaa     1,067,060
                Refunding Bonds, Senior Series 1999A-1, 5.750%, 5/01/15
                (Alternative Minimum Tax)

       1,130  Energy Management Services LLC, Arizona State University, Energy            7/12 at 100.00         AAA     1,218,818
                Conservation Revenue Bonds, Main Campus Project, Series 2002, 5.250%,
                7/01/18 - MBIA Insured

         270  Glendale Industrial Development Authority, Arizona, Revenue Bonds,          5/08 at 101.00          A-       277,592
                Midwestern University, Series 1998A, 5.375%, 5/15/28

         540  Pima County Industrial Development Authority, Arizona, Charter School      12/14 at 100.00        BBB-       554,332
                Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004,
                6.000%, 12/15/24

         565  Tucson Industrial Development Authority, Arizona, Charter School Revenue    9/14 at 100.00        BBB-       576,289
                Bonds, Arizona Agribusiness and Equine Center Charter School,
                Series 2004A, 6.125%, 9/01/34

       2,000  University of Arizona, Certificates of Participation, Series 2002B,         6/12 at 100.00         AAA     2,136,780
                5.125%, 6/01/20 - AMBAC  Insured
----------------------------------------------------------------------------------------------------------------------------------
       6,755  Total Education and Civic Organizations                                                                    7,164,459
----------------------------------------------------------------------------------------------------------------------------------

              Health Care - 20.6% (13.9% of Total Investments)

         300  Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic       7/10 at 101.00          A-       334,098
                Healthcare West, Series 1999A, 6.625%, 7/01/20

              Arizona Health Facilities Authority, Hospital System Revenue Bonds,
              Phoenix Children's Hospital, Series 1999A:
         750    6.125%, 11/15/22                                                         11/09 at 100.00        Baa3       773,378
         520    6.250%, 11/15/29                                                         11/09 at 100.00        Baa3       536,796

         625  Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc.,     4/14 at 100.00          A-       645,044
                Series 2004, 5.000%, 4/01/20

         475  Glendale Industrial Development Authority, Arizona, Revenue Bonds,         12/15 at 100.00         BBB       470,853
                John C. Lincoln Health Network, Series 2005B, 5.000%, 12/01/37

       1,825  Maricopa County Industrial Development Authority, Arizona, Health           7/14 at 100.00          A-     1,918,166
                Facility Revenue Bonds, Catholic Healthcare West, Series 2004A,
                5.375%, 7/01/23

       2,000  Maricopa County Industrial Development Authority, Arizona, Hospital         5/08 at 101.00          AA     2,080,340
                Revenue Bonds, Mayo Clinic Hospital, Series 1998, 5.250%, 11/15/37

       1,250  Scottsdale Industrial Development Authority, Arizona, Hospital Revenue     12/11 at 101.00          A3     1,336,075
                Bonds, Scottsdale Healthcare, Series 2001, 5.800%, 12/01/31

       1,000  Yavapai County Industrial Development Authority, Arizona, Hospital          8/13 at 100.00        Baa2     1,067,380
                Revenue Bonds, Yavapai Regional Medical Center,
                Series 2003A, 6.000%, 8/01/33
----------------------------------------------------------------------------------------------------------------------------------
       8,745  Total Health Care                                                                                          9,162,130
----------------------------------------------------------------------------------------------------------------------------------

              Housing/Multifamily - 4.5% (3.0% of Total Investments)

       1,545  Phoenix Industrial Development Authority, Arizona, GNMA Collateralized      6/11 at 102.00         Aaa     1,628,183
                Multifamily Housing Revenue Bonds, Campaigne Place on Jackson,
                Series 2001, 5.600%, 6/20/21 (Alternative Minimum Tax)

         380  Phoenix Industrial Development Authority, Arizona, GNMA Collateralized      4/15 at 100.00         Aaa       380,942
                Multifamily Housing Revenue Bonds, Park Lee Apartments, Series 2004A,
                5.050%, 10/20/44 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
       1,925  Total Housing/Multifamily                                                                                  2,009,125
----------------------------------------------------------------------------------------------------------------------------------

       Portfolio of Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)        Value
----------------------------------------------------------------------------------------------------------------------------------
              Industrials - 2.2% (1.4% of Total Investments)

$        945  Yavapai County Industrial Development Authority, Arizona, Solid Waste      3/28 at 100.00          BBB  $    953,259
                Disposal Revenue Bonds, Waste Management Inc., Series 2003B, 4.450%,
                 3/01/28 (Mandatory put 3/01/08) (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/General - 19.5% (13.1% of Total Investments)

         660  Chandler, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/18   7/12 at 100.00         AA+       702,577

       2,250  DC Ranch Community Facilities District, Scottsdale, Arizona, General        7/13 at 100.00         Aaa     2,344,410
                Obligation Bonds, Series 2002, 5.000%, 7/15/27 - AMBAC Insured

       1,930  Glendale, Arizona, General Obligation Refunding Bonds,
                Series 2002, 5.000%, 7/01/19                                              7/11 at 100.00          AA     2,045,761

       1,000  Maricopa County Unified School District 11, Peoria, Arizona, General          No Opt. Call         AAA     1,089,670
                Obligation Refunding Bonds, Series 2002, 5.000%, 7/01/15 - FSA Insured

       1,575  Maricopa County Union High School District 210, Phoenix, Arizona, General   7/14 at 100.00         AAA     1,676,714
                Obligation Bonds,  Series 2004A, 5.000%, 7/01/20 - FSA Insured

         330  Maricopa County Union High School District 210, Phoenix, Arizona, General   7/15 at 100.00         AAA       349,952
                Obligation Bonds, Series 2005B, 5.000%, 7/01/23 - MBIA Insured

         440  Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.000%, 7/01/20    7/11 at 100.00          AA       466,391
----------------------------------------------------------------------------------------------------------------------------------
       8,185  Total Tax Obligation/General                                                                               8,675,475
----------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/Limited - 38.0% (25.6% of Total Investments)

       3,000  Arizona State Transportation Board, Highway Revenue Refunding Bonds,        7/12 at 102.00         AAA     3,284,008
                Series 2002A, 5.250%, 7/01/18

       2,660  Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose       7/13 at 100.00         Aaa     2,904,241
                Stadium Facility  Project, Series 2003A, 5.375%, 7/01/20 - MBIA Insured

         160  Centerra Community Facilities District, Goodyear, Arizona, General          7/15 at 100.00         N/R       160,874
                Obligation Bonds, Series  2005, 5.500%, 7/15/29

         358  Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,   7/10 at 102.00         N/R       392,923
                 Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25

         800  Goodyear Community Facilities Utility District 1, Arizona, General          7/13 at 100.00           A       826,424
                Obligation Bonds, Series   2003, 5.350%, 7/15/28 - ACA Insured

       2,000  Mohave County, Arizona, Certificates of Participation, Series 2004,         7/14 at 100.00         AAA     2,176,360
                5.250%, 7/01/19 - AMBAC Insured

         950  Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax      7/15 at 100.00         AAA     1,008,197
                Revenue Bonds, Civic Plaza Expansion Project, Series 2005A, 5.000%,
                7/01/22 - FGIC Insured

       1,250  Pinal County Industrial Development Authority, Arizona, Correctional          No Opt. Call           A     1,285,000
                Facilities Contract evenue Bonds, Florence West Prison LLC,
                Series 2002A, 5.000%, 10/01/18 - ACA Insured

       2,770  Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series 2003,            7/13 at 100.00         AA+     2,919,802
                5.000%, 7/01/22

       1,250  Vistancia Community Facilities District, Arizona,  Restricted General       7/15 at 100.00         N/R     1,267,700
                Obligation Bonds, Series  2005, 5.750%, 7/15/24

         665  Watson Road Community Facilities District, Arizona, Special Assessement     7/16 at 100.00         N/R       666,749
                Revenue Bonds, Series 2005, 6.000%, 7/01/30
----------------------------------------------------------------------------------------------------------------------------------
      15,863  Total Tax Obligation/Limited                                                                              16,892,278
----------------------------------------------------------------------------------------------------------------------------------

              Transportation - 13.5% (9.1% of Total Investments)

              Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport
              Revenue Bonds, Series Series 2002B:
       1,000    5.750%, 7/01/16 - FGIC Insured (Alternative Minimum Tax)                  7/12 at 100.00         AAA     1,087,820
       2,300    5.250%, 7/01/21 - FGIC Insured (Alternative Minimum Tax)                  7/12 at 100.00         AAA     2,408,836

       2,450  Tucson Airport Authority Inc., Arizona, Revenue Refunding Bonds, Series     6/11 at 100.00         AAA     2,513,798
                2001B, 5.000%, 6/01/20 - AMBAC Insured (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
       5,750  Total Transportation                                                                                       6,010,454
----------------------------------------------------------------------------------------------------------------------------------

              U.S. Guaranteed (4) - 10.7% (7.2% of Total Investments)

       1,000  Arizona Health Facilities Authority, Hospital System Revenue Bonds,        12/10 at 102.00     BBB (4)     1,159,650
                John C. Lincoln Health Network, Series 2000, 6.875%, 12/01/20
                (Pre-refunded 12/01/10)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)        Value
-----------------------------------------------------------------------------------------------------------------------------------
              U.S. Guaranteed (4) (continued)

$      1,500  Arizona School Facilities Board, School Improvement Revenue Bonds,          7/12 at 100.00         AAA  $  1,641,090
                Series 2002, 5.250%, 7/01/20 (Pre-refunded 7/01/12)

       1,760  Arizona State University, System Revenue Bonds, Series 2002, 5.750%,        7/12 at 100.00         AAA     1,975,565
                7/01/27 (Pre-refunded 7/01/12) - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
       4,260  Total U.S. Guaranteed                                                                                      4,776,305
-----------------------------------------------------------------------------------------------------------------------------------

              Utilities - 10.0% (6.8% of Total Investments)

       1,250  Maricopa County Pollution Control Corporation, Arizona, Revenue Bonds,     11/12 at 100.00         AAA     1,291,975
                Arizona Public Service Company - Palo Verde Project, Series 2002A,
                5.050%, 5/01/29 - AMBAC Insured

       1,660  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR,   7/15 at 100.00         AAA     1,749,806
                 5.000%, 7/01/26 - XLCA Insured

              Salt River Project Agricultural Improvement and Power District, Arizona,
                Electric System Revenue Bonds, Series 2002B:
         360    5.000%, 1/01/22                                                           1/13 at 100.00          AA       379,040
       1,000    5.000%, 1/01/31                                                           1/13 at 100.00          AA     1,035,110
-----------------------------------------------------------------------------------------------------------------------------------
       4,270  Total Utilities                                                                                            4,455,931
-----------------------------------------------------------------------------------------------------------------------------------

              Water and Sewer - 11.9% (8.0% of Total Investments)

         650  Arizona Water Infrastructure Finance Authority, Water Quality Revenue      10/14 at 100.00         AAA       689,111
                Bonds, Series 2004A, 5.000%, 10/01/22

         405  Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water       7/13 at 100.00         AAA       426,769
                Revenue Bonds, Series  2003, 5.000%, 7/01/23 - MBIA Insured

       1,000  Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater      7/11 at 100.00         AAA     1,061,770
                System Revenue Refunding Bonds, Series 2001, 5.125%,
                7/01/21 - FGIC Insured

       2,000  Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System    7/12 at 100.00         AAA     2,129,020
                Revenue Bonds, Series 2002, 5.000%, 7/01/18 - FGIC Insured

         955  Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System    7/15 at 100.00         AAA     1,001,384
                Revenue Bonds, Series 2005, 5.000%, 7/01/29 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
       5,010  Total Water and Sewer                                                                                      5,308,054
-----------------------------------------------------------------------------------------------------------------------------------
$     62,288  Total Investments (cost $64,170,631) - 148.4%                                                             65,998,252
============-----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.1%                                                                         463,168
              ---------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (49.5)%                                                         (22,000,000)
              ---------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                           $ 44,461,420
              =====================================================================================================================

Forward Swaps outstanding at January 31, 2006:

                                Fixed Rate                      Floating Rate
                                      Paid      Fixed Rate           Received  Floating Rate                             Unrealized
                    Notional   by the Fund         Payment        by the Fund        Payment  Effective  Termination   Appreciation
Counterparty          Amount  (annualized)       Frequency           Based On      Frequency   Date (5)         Date  (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.    $  500,000         4.699%  Semi-Annually  3 Month USD-LIBOR      Quarterly    2/27/06      2/27/26       $ 27,682
JPMorgan             800,000         4.833   Semi-Annually  3 Month USD-LIBOR      Quarterly    2/09/06      2/09/36         38,847
Morgan Stanley     1,600,000         4.816   Semi-Annually  3 Month USD-LIBOR      Quarterly    2/15/06      2/15/36         81,868
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $148,397
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

      (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

      (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

      (3)   Ratings: Using  the  higher  of Standard & Poor's or Moody's rating.
            Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

      (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

      (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

      N/R   Investment is not rated.

                                 See accompanying notes to financial statements.

Nuveen Texas Quality Income Municipal Fund (NTX)

Portfolio of
        Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)        Value
----------------------------------------------------------------------------------------------------------------------------------
              Consumer Staples - 2.0% (1.4% of Total Investments)

$      2,730  Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed     5/12 at 100.00         BBB  $  2,780,751
                Refunding Bonds, Series 2002, 5.375%, 5/15/33
----------------------------------------------------------------------------------------------------------------------------------

              Education and Civic Organizations - 14.5% (9.9% of Total Investments)

              Red River Education Finance Corporation, Texas, Revenue Bonds, Hockaday
              School, Series 2005:
       1,170    5.000%, 5/15/27                                                           5/15 at 100.00          AA     1,209,441
       1,230    5.000%, 5/15/28                                                           5/15 at 100.00          AA     1,269,581
       1,290    5.000%, 5/15/29                                                           5/15 at 100.00          AA     1,328,558

              Texas Public Finance Authority, Revenue Bonds, Texas Southern University
              Financing System, Series 2003:
       1,710    5.000%, 5/01/18 - FGIC Insured                                            5/13 at 100.00         Aaa     1,811,625
       1,795    5.000%, 5/01/19 - FGIC Insured                                            5/13 at 100.00         Aaa     1,897,638
       1,885    5.000%, 5/01/20 - FGIC Insured                                            5/13 at 100.00         Aaa     1,986,130

       1,665  Texas State University System, Financing Revenue Bonds, Series 2004,        9/14 at 100.00         AAA     1,742,656
                5.000%, 3/15/24 - FSA  Insured

       2,000  Texas State University System, Financing Revenue Refunding Bonds,           3/12 at 100.00         AAA     2,108,460
                Series 2002, 5.000%, 3/15/20 - FSA Insured

       2,330  Universal City Education Facilities Corporation, Texas, Revenue Bonds,      3/11 at 102.00          A-     2,438,834
                Wayland Baptist University Project, Series 2001, 5.625%, 3/01/26

       5,000  University of North Texas, Financing System Revenue Bonds, Series 2001,     4/12 at 100.00         AAA     5,237,350
                5.000%, 4/15/24 - FSA Insured
----------------------------------------------------------------------------------------------------------------------------------
      20,075  Total Education and Civic Organizations                                                                   21,030,273
----------------------------------------------------------------------------------------------------------------------------------

              Energy - 2.1% (1.5% of Total Investments)

       3,000  Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds,   4/08 at 102.00        BBB-     3,014,550
                 Valero Energy Corporation Project, Series 1998, 5.600%, 4/01/32
                 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------

              Health Care - 19.1% (13.1% of Total Investments)

       3,500  Abilene Health Facilities Development Corporation, Texas, Hospital          3/06 at 102.00         AAA     3,577,385
                Revenue Refunding and Improvement Bonds, Hendrick Medical Center
                Project, Series 1995C, 6.150%, 9/01/25 - MBIA Insured

              Brazoria County Health Facilities Development Corporation, Texas, Revenue
              Bonds, Brazosport Memorial Hospital, Series 2004:
       1,745    5.250%, 7/01/20 - RAAI Insured                                            7/14 at 100.00          AA     1,837,031
       1,835    5.250%, 7/01/21 - RAAI Insured                                            7/14 at 100.00          AA     1,926,530

              Gregg County Health Facilities Development Corporation, Texas, Hospital
              Revenue Bonds, Good Shepherd Medical Center Project, Series 2000:
       2,000    6.875%, 10/01/20 - RAAI Insured                                          10/10 at 101.00          AA     2,248,600
       3,250    6.375%, 10/01/25 - RAAI Insured                                          10/10 at 101.00          AA     3,585,628

       5,750  Midland County Hospital District, Texas, Hospital Revenue Bonds, Series       No Opt. Call         BBB     4,232,403
                1992, 0.000%, 6/01/11

       2,000  North Central Texas Health Facilities Development Corporation, Hospital     5/11 at 100.00         AA-     2,037,380
                Revenue Bonds, Baylor Healthcare System, Series 2001A, 5.125%, 5/15/29

       1,760  Parker County Hospital District, Texas, Hospital Revenue Bonds, Campbell    8/09 at 102.00          BB     1,847,982
                Health System, Series  1999, 6.250%, 8/15/19

       2,000  Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional   12/13 at 100.00         BBB     2,153,040
                Medical Center, Series 2004, 5.875%, 12/01/24

       1,050  Tarrant County Health Facilities Development Corporation, Texas, Hospital  11/08 at 101.00          A+     1,086,803
                Revenue Bonds, Adventist Health System - Sunbelt Obligated Group,
                Series 1998, 5.375%, 11/15/20

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)        Value
----------------------------------------------------------------------------------------------------------------------------------
              Health Care (continued)

$      2,000  Tom Green County Health Facilities Development Corporation, Texas,          5/11 at 101.00        Baa3  $  2,192,200
                Hospital Revenue Bonds, Shannon Health System Project,
                Series 2001, 6.750%, 5/15/21

       1,000  Tyler Health Facilities Development Corporation, Texas, Hospital Revenue    7/12 at 100.00        Baa1     1,055,110
                Bonds, Mother Frances  Hospital Regional Healthcare Center, Series
                2001, 6.000%, 7/01/31
----------------------------------------------------------------------------------------------------------------------------------
      27,890  Total Health Care                                                                                         27,780,092
----------------------------------------------------------------------------------------------------------------------------------

              Housing/Multifamily - 6.5% (4.4% of Total Investments)

              Bexar County Housing Finance Corporation, Texas, Insured Multifamily
              Housing Revenue Bonds, Waters at Northern Hills Apartments Project,
              Series 2001A:
       2,000    6.000%, 8/01/31 - MBIA Insured                                            8/11 at 102.00         Aaa     2,057,220
         750    6.050%, 8/01/36 - MBIA Insured                                            8/11 at 102.00         Aaa       771,428

              Grand Prairie Housing Finance Corporation, Texas, GNMA Multifamily
              Housing Revenue Bonds, Landings of Carrier Project, Series 2000A:
       1,000    6.650%, 9/20/22                                                           9/10 at 105.00         AAA     1,098,300
       2,030    6.750%, 9/20/28                                                           9/10 at 105.00         AAA     2,224,616

       2,064  Houston Housing Finance Corporation, Texas, GNMA Collateralized Mortgage    9/11 at 105.00         Aaa     2,182,123
                Multifamily Housing Revenue Bonds, RRG Apartments Project,
                Series 2001, 6.250%, 9/20/35

       1,000  Raven Hills Higher Education Corporation, Texas, Student Housing Revenue    8/11 at 100.00         Aaa     1,064,570
                Bonds, Lamar  University - Cardinal Village LLC, Series 2001A, 5.250%,
                8/01/24 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
       8,844  Total Housing/Multifamily                                                                                  9,398,257
----------------------------------------------------------------------------------------------------------------------------------

              Housing/Single Family - 5.1% (3.5% of Total Investments)

       2,752  El Paso Housing Finance Corporation, Texas, GNMA Collateralized Single      4/11 at 106.75         AAA     2,933,349
                Family Mortgage Revenue Bonds, Series 2001A-3, 6.180%, 4/01/33

         150  Galveston Property Finance Authority Inc., Texas, Single Family Mortgage    3/06 at 100.00          A3       150,444
                Revenue Bonds, Series  1991A, 8.500%, 9/01/11

       2,900  Texas Department of Housing and Community Affairs, Single Family Mortgage   3/12 at 100.00         AAA     2,987,377
                Bonds, Series 2002B, 5.550%, 9/01/33 - MBIA Insured
                (Alternative Minimum Tax)

       1,250  Texas Department of Housing, Single Family Mortgage Revenue Bonds,          9/06 at 102.00         AAA     1,302,500
                Series 1996E, 6.000%,  9/01/17 - MBIA Insured

          75  Victoria Housing Finance Corporation, Texas, FNMA Single Family Mortgage      No Opt. Call         Aaa        75,277
                Revenue Refunding Bonds, Series 1995, 8.125%, 1/01/11
----------------------------------------------------------------------------------------------------------------------------------
       7,127  Total Housing/Single Family                                                                                7,448,947
----------------------------------------------------------------------------------------------------------------------------------

              Long-Term Care - 7.4% (5.1% of Total Investments)

              Bell County Health Facilities Development Corporation, Texas, Retirement
              Facility Revenue Bonds, Buckner Retirement Services Inc. Obligated Group,
              Series 1998:
       3,400    5.250%, 11/15/19                                                         11/08 at 101.00          A-     3,480,206
       5,000    5.250%, 11/15/28                                                         11/08 at 101.00          A-     5,049,100

       2,000  Tarrant County Health Facilities Development Corporation, Texas,            1/08 at 105.00         AAA     2,176,520
                Tax-Exempt Mortgage Revenue Bonds, South Central Nursing Homes Inc.,
                Series 1997A, 6.000%, 1/01/37 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
      10,400  Total Long-Term Care                                                                                      10,705,826
----------------------------------------------------------------------------------------------------------------------------------

              Materials - 4.3% (3.0% of Total Investments)

       3,000  Cass County Industrial Development Corporation, Texas, Environmental        3/10 at 101.00         BBB     3,202,230
                Improvement Revenue Bonds, International Paper Company, Series 2000A,
                6.600%, 3/15/24 (Alternative Minimum Tax)

       3,000  Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal    4/06 at 102.00           A     3,071,190
                Facility Bonds, E.I. DuPont de Nemours and Company Project,
                Series 1996, 6.400%, 4/01/26 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
       6,000  Total Materials                                                                                            6,273,420
----------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/General - 38.8% (26.5% of Total Investments)

              Bexar County, Texas, Combined Tax and Revenue Certificates of Obligation,
              Series 2004:
       1,235    5.000%, 6/15/17                                                           6/14 at 100.00          AA     1,315,386
       1,295    5.000%, 6/15/18                                                           6/14 at 100.00          AA     1,374,474
       1,260    5.000%, 6/15/19                                                           6/14 at 100.00          AA     1,332,752

       Portfolio of Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)        Value
----------------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/General (continued)

$      4,130  Coppell Independent School District, Dallas County, Texas, Unlimited Tax     8/09 at 75.34         AAA  $  2,724,437
                School Building and Refunding Bonds, Series 1992, 0.000%,
                8/15/14 - MBIA Insured

       1,275  Copperas Cove, Texas, Certificates of Obligation, Series 2003, 5.000%,      8/12 at 100.00         AAA     1,337,386
                8/15/23 - MBIA Insured

       2,305  Corpus Christi, Texas, Combination Tax and Municipal Hotel Occupancy Tax    9/12 at 100.00         AAA     2,505,673
                Revenue Certificates  of Obligation, Series 2002, 5.500%,
                9/01/21 - FSA Insured

       2,595  Denton County, Texas, Permanent Improvement General Obligation Bonds,       7/12 at 100.00          AA     2,731,341
                Series 2005, 5.000%, 7/15/25

       5,000  Dickinson Independent School District, Galveston County, Texas, General     2/15 at 100.00         AAA     5,182,000
                Obligation Bonds, Series 2005, 5.000%, 2/15/30

       1,750  El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%,       No Opt. Call         AAA     1,838,918
                2/15/21 - FSA Insured

              Fort Bend County Municipal Utility District 25, Texas, General Obligation
              Bonds, Series 2005:
       1,330    5.000%, 10/01/26 - FGIC Insured                                          10/12 at 100.00         AAA     1,371,336
       1,320    5.000%, 10/01/27 - FGIC Insured                                          10/12 at 100.00         AAA     1,358,716

              Houston Community College, Texas, Limited Tax General Obligation Bonds,
              Series 2003:
       2,500    5.000%, 2/15/20 - AMBAC Insured                                           2/13 at 100.00         AAA     2,635,550
       2,235    5.000%, 2/15/21 - AMBAC Insured                                           2/13 at 100.00         AAA     2,348,918

       5,000  Houston, Texas, General Obligation Bonds, Series 2005E, 5.000%,             3/15 at 100.00         AAA     5,262,650
              3/01/23 - AMBAC Insured

       1,500  Judson Independent School District, Bexar County, Texas, General            2/11 at 100.00         Aaa     1,591,680
                Obligation Refunding Bonds, Series 2002, 5.250%, 2/01/21

       5,220  Leander Independent School District, Williamson and Travis Counties,         8/09 at 46.74         AAA     2,089,984
                Texas, Unlimited Tax School Building and Refunding Bonds,
                Series 2000, 0.000%, 8/15/21

       1,000  Mansfield Independent School District, Tarrant County, Texas, General       2/14 at 100.00         AAA     1,056,530
                Obligation Bonds, Series 2004, 5.000%, 2/15/20

              Mercedes Independent School District, Hidalgo County, Texas, General
              Obligation Bonds, Series 2005:
       2,020    5.000%, 8/15/22                                                           8/15 at 100.00         AAA     2,136,938
       1,010    5.000%, 8/15/23                                                           8/15 at 100.00         AAA     1,066,045

       1,545  Montgomery County, Texas, General Obligation Refunding Bonds, Series         9/07 at 72.39         AAA     1,056,193
                1997, 0.000%, 3/01/14 - MBIA Insured

         925  Northside Independent School District, Bexar County, Texas, Unlimited Tax   8/10 at 100.00         AAA     1,005,956
                School Building and Refunding Bonds, Series 2000, 5.875%, 8/15/25

       1,255  Pasadena, Texas, Certificates of Obligation, Series 2002, 5.125%,           4/11 at 100.00         AAA     1,301,736
                4/01/24 - FGIC Insured

         500  Puerto Rico, General Obligation and Public Improvement Bonds,                 No Opt. Call         BBB       567,580
                Series 2001A, 5.500%, 7/01/29

              Roma Independent School District, Texas, General Obligation Bonds,
                Series 2005:
       1,110    5.000%, 8/15/22                                                           8/15 at 100.00         AAA     1,174,258
       1,165    5.000%, 8/15/23 - FSA Insured                                             8/15 at 100.00         AAA     1,229,646

       1,440  South Texas Community College District, General Obligation Bonds,           8/12 at 100.00         AAA     1,575,734
                Series 2002, 5.500%, 8/15/17 - AMBAC Insured

       1,250  Southside Independent School District, Bexar County, Texas, General         8/14 at 100.00         Aaa     1,316,075
                Obligation Bonds, Series 2004A, 5.000%, 8/15/22

       1,140  Sunnyvale School District, Texas, General Obligation Bonds, Series          2/14 at 100.00         AAA     1,218,124
                2004, 5.250%, 2/15/25

       2,000  Texas, General Obligation Bonds, Water Financial Assistance Program,        8/11 at 100.00         Aa1     2,131,180
                Series 2001, 5.250%, 8/01/23

       1,500  Texas, General Obligation Refunding Bonds, Public Finance Authority,       10/12 at 100.00         Aa1     1,591,440
                Series 2002, 5.000%,  10/01/18

              West Texas Independent School District, McLennan and Hill Counties,
              General Obligation Refunding Bonds, Series 1998:
       1,000    0.000%, 8/15/22                                                            8/13 at 61.20         AAA       428,100
       1,000    0.000%, 8/15/24                                                            8/13 at 54.88         AAA       381,880
----------------------------------------------------------------------------------------------------------------------------------
      59,810  Total Tax Obligation/General                                                                              56,238,616
----------------------------------------------------------------------------------------------------------------------------------

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)        Value
----------------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/Limited - 3.5% (2.4% of Total Investments)

$      2,250  Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds,  11/11 at 100.00         AAA  $  2,376,067
                Series 2001G, 5.250%, 11/15/22 - MBIA Insured

       2,685  San Antonio, Texas, Hotel Occupancy Tax Revenue Bonds, Henry B. Gonzalez    8/06 at 102.00         AAA     2,767,725
                Convention Center Project, Series 1996, 5.700%, 8/15/26 - FGIC Insured
----------------------------------------------------------------------------------------------------------------------------------
       4,935  Total Tax Obligation/Limited                                                                               5,143,792
----------------------------------------------------------------------------------------------------------------------------------

              Transportation - 5.9% (4.0% of Total Investments)

       1,000  Austin, Texas, Airport System Prior Lien Revenue Bonds, Series 2003,       11/13 at 100.00         AAA     1,078,650
                5.250%, 11/15/16 - MBIA Insured

       3,260  Central Texas Regional Mobility Authority, Travis and Williamson Counties,  1/15 at 100.00         AAA     3,416,350
                Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/22 - FGIC Insured

       2,600  Dallas-Ft. Worth International Airport Facility Improvement Corporation,   11/09 at 101.00         CCC     1,933,568
                Texas, Revenue Bonds, American Airlines Inc., Series 1999, 6.375%,
                5/01/35 (Alternative Minimum Tax)

       2,000  Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series       7/10 at 100.00         AAA     2,118,280
                2000A, 5.625%, 7/01/30 -  FSA Insured (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
       8,860  Total Transportation                                                                                       8,546,848
----------------------------------------------------------------------------------------------------------------------------------

              U.S. Guaranteed (4) - 16.5% (11.3% of Total Investments)

         130  Abilene Housing Development Corporation, Texas, Section 8 First Lien          No Opt. Call     N/R (4)       135,521
                Revenue Bonds, Abilene East Apartments, Series 1978, 7.000%,
                7/01/08 (ETM)

       2,000  Harris County Health Facilities Development Corporation, Texas, Hospital    6/11 at 101.00       A (4)     2,276,040
                Revenue Bonds,  Memorial Hermann Healthcare System, Series 2001A,
                6.375%, 6/01/29 (Pre-refunded 6/01/11)

       1,500  Harris County Health Facilities Development Corporation, Texas, Revenue     8/11 at 100.00     AA- (4)     1,638,390
                Bonds, St. Luke's Episcopal Hospital, Series 2001A, 5.500%, 2/15/21
                (Pre-refunded 8/15/11)

       1,000  North Central Texas Health Facilities Development Corporation, Hospital       No Opt. Call         AAA     1,161,950
                Revenue Bonds, Presbyterian Healthcare System, Series 1996B, 5.750%,
                6/01/26 (ETM) - MBIA Insured

       1,075  Northside Independent School District, Bexar County, Texas, Unlimited Tax   8/10 at 100.00         AAA     1,182,930
                School Building and Refunding Bonds, Series 2000, 5.875%, 8/15/25
                (Pre-refunded 8/15/10)

       2,500  Retama Development Corporation, Texas, Special Facilities Revenue Bonds,   12/17 at 100.00         AAA     3,267,375
                Retama Park Racetrack, Series 1993, 8.750%, 12/15/18
                (Pre-refunded 12/15/17) (5)

       1,750  San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds,        2/12 at 100.00         AAA     1,905,943
                Series 2002, 5.375% 2/01/20 (Pre-refunded 2/01/12)

         665  San Antonio, Texas, Water System Revenue Refunding Bonds, Series 1992,        No Opt. Call         AAA       725,335
                6.500%, 5/15/10 (ETM) - MBIA Insured

       3,500  Tarrant County Health Facilities Development Corporation, Texas, Hospital  11/10 at 101.00      A+ (4)     3,988,705
                Revenue Bonds,  Adventist Health System - Sunbelt Obligated Group,
                Series 2000, 6.625%, 11/15/20 (Pre-refunded 11/15/10)

       1,795  United Independent School District, Webb County, Texas, Unlimited Tax       8/12 at 100.00         AAA     1,974,751
                School Building Bonds, Series 2000, 5.375%, 8/15/18
                (Pre-refunded 8/15/12

       5,290  Weslaco Independent School District, Hidalgo County, Texas, General         2/10 at 100.00         Aaa     5,696,536
                Obligation School Building Bonds, Series 2000, 5.500%, 2/15/25
                (Pre-refunded 2/15/10)
----------------------------------------------------------------------------------------------------------------------------------
      21,205  Total U.S. Guaranteed                                                                                     23,953,476
----------------------------------------------------------------------------------------------------------------------------------

              Utilities - 9.5% (6.5% of Total Investments)

       2,560  Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds,   4/13 at 101.00        Baa2     3,034,138
                TXU Electric  Company, Series 1999C, 7.700%, 3/01/32
                (Alternative Minimum Tax)

       2,400  Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc.,          4/09 at 101.00        BBB-     2,451,096
                Series 1999A, 5.375%, 4/01/19

       5,000  Brownsville, Texas, Utility System Priority Revenue Bonds, Series           9/15 at 100.00         AAA     5,206,550
                2005A, 5.000%, 9/01/27 - AMBAC Insured

       Portfolio of Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)        Value
-----------------------------------------------------------------------------------------------------------------------------------
              Utilities (continued)

$      2,000  Harris County Health Facilities Development Corporation, Texas, Thermal     2/10 at 100.00         AAA  $  2,118,980
                Utility Revenue Bonds, TECO Project, Series 2000, 5.750%, 2/15/15 -
                AMBAC Insured (Alternative Minimum Tax)

       1,000  Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant       5/09 at 101.00        BBB-     1,020,000
                Energy Inc., Series 1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
      12,960  Total Utilities                                                                                           13,830,764
-----------------------------------------------------------------------------------------------------------------------------------

              Water and Sewer - 10.8% (7.4% of Total Investments)

              Coastal Water Authority, Texas, Contract Revenue Bonds, Houston Water
                Projects, Series 2004:
       1,005    5.000%, 12/15/20 - FGIC Insured                                          12/14 at 100.00         AAA     1,064,375
       1,030    5.000%, 12/15/21 - FGIC Insured                                          12/14 at 100.00         AAA     1,087,721

       3,000  Houston, Texas, First Lien Combined Utility System Revenue Bonds,           5/14 at 100.00         AAA     3,225,990
                Series 2004A, 5.250%, 5/15/23 - FGIC Insured

       3,500  Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding    12/11 at 100.00         AAA     3,815,175
                Bonds, Series 2001A, 5.500%, 12/01/17 - FSA Insured

              Irving, Texas, Subordinate Lien Waterworks and Sewerage Revenue Bonds,
                Series 2004:
       1,680    5.000%, 8/15/22 - AMBAC Insured                                           8/14 at 100.00         AAA     1,765,109
       1,760    5.000%, 8/15/23 - AMBAC Insured                                           8/14 at 100.00         AAA     1,845,325

       1,260  Rowlett, Rockwall and Dallas Counties, Texas, Waterworks and Sewerage       3/14 at 100.00         AAA     1,320,959
                System Revenue Bonds, Series 2004A, 5.000%, 3/01/22 - MBIA Insured

       1,500  Texas Water Development Board, Senior Lien State Revolving Fund Revenue     7/09 at 100.00         AAA     1,587,300
                Bonds, Series 1999A, 5.500%, 7/15/21
-----------------------------------------------------------------------------------------------------------------------------------
      14,735  Total Water and Sewer                                                                                     15,711,954
-----------------------------------------------------------------------------------------------------------------------------------
$    208,571  Total Investments (cost $202,483,055) - 146.0%                                                           211,857,566
============-----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.6%                                                                       2,210,097
              ---------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (47.6)%                                                         (69,000,000)
              ---------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                           $145,067,663
              =====================================================================================================================

      (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

      (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

      (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

      (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

      (5) The issuer has received a proposed adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

      N/R   Investment is not rated.

    (ETM)   Security is escrowed to maturity.

                                 See accompanying notes to financial statements.

Statement of
      Assets and Liabilities January 31, 2006 (Unaudited)

                                                        Arizona          Arizona          Arizona          Arizona            Texas
                                                        Premium         Dividend         Dividend         Dividend          Quality
                                                         Income        Advantage      Advantage 2      Advantage 3           Income
                                                          (NAZ)            (NFZ)            (NKR)            (NXE)            (NTX)
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at value (cost $88,798,842,
   $33,769,618, $52,415,010, $64,170,631
   and $202,483,055, respectively)                $  92,708,022    $  35,023,343    $  55,042,980    $  65,998,252    $ 211,857,566
Cash                                                    756,345               --               --               --               --
Receivables:
   Interest                                             630,084          265,795          430,314          437,161        3,287,176
   Investments sold                                          --               --               --               --           28,639
Unrealized appreciation on forward swaps                     --           46,890           93,315          148,397               --
Other assets                                              1,438            1,208            2,976            8,039            3,471
-----------------------------------------------------------------------------------------------------------------------------------
       Total assets                                  94,095,889       35,337,236       55,569,585       66,591,849      215,176,852
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                               --           47,055           12,051          102,497          934,620
Accrued expenses:
   Management fees                                       51,175           10,188           16,031           18,055          115,473
   Other                                                 32,541            8,486           10,769            8,672           38,596
Preferred share dividends payable                         9,248            5,294            8,969            1,205           20,500
-----------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                 92,964           71,023           47,820          130,429        1,109,189
-----------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value               30,000,000       12,000,000       18,500,000       22,000,000       69,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares            $  64,002,925    $  23,266,213    $  37,021,765    $  44,461,420    $ 145,067,663
===================================================================================================================================
Common shares outstanding                             4,467,309        1,546,588        2,427,087        3,067,531        9,495,144
===================================================================================================================================
Net asset value per Common share
   outstanding (net assets applicable to
   Common shares, divided by Common
   shares outstanding)                            $       14.33    $       15.04    $       15.25    $       14.49    $       15.28
===================================================================================================================================
Net assets applicable to Common shares
consist of:
-----------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share           $      44,673    $      15,466    $      24,271    $      30,675    $      94,951
Paid-in surplus                                      62,130,982       21,874,470       34,386,372       43,247,055      134,624,794
Undistributed (Over-distribution of) net
   investment income                                    (96,422)          94,814           41,341          (35,249)         574,537
Accumulated net realized gain (loss)
   from investments and derivative
   transactions                                      (1,985,488)         (19,152)        (151,504)        (757,079)         398,870
Net unrealized appreciation (depreciation)
   of investments and derivative
   transactions                                       3,909,180        1,300,615        2,721,285        1,976,018        9,374,511
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares            $  64,002,925    $  23,266,213    $  37,021,765    $  44,461,420    $ 145,067,663
===================================================================================================================================
Authorized shares:
   Common                                           200,000,000        Unlimited        Unlimited        Unlimited        Unlimited
   Preferred                                          1,000,000        Unlimited        Unlimited        Unlimited        Unlimited
===================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
      Operations Six Months Ended January 31, 2006 (Unaudited)

                                                        Arizona          Arizona          Arizona          Arizona            Texas
                                                        Premium         Dividend         Dividend         Dividend          Quality
                                                         Income        Advantage      Advantage 2      Advantage 3           Income
                                                          (NAZ)            (NFZ)            (NKR)            (NXE)            (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Investment Income                                 $   2,243,068    $     830,050    $   1,319,275    $   1,522,974    $   5,438,540
------------------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                         303,772          114,297          179,950          214,453          685,826
Preferred shares - auction fees                          38,384           15,353           23,669           28,147           87,892
Preferred shares - dividend disbursing
   agent fees                                             5,041            5,041            5,041            5,041           10,082
Shareholders' servicing agent fees and
   expenses                                               2,746              183              124              122            7,419
Custodian's fees and expenses                            14,877            6,889            9,950           13,063           34,962
Directors'/Trustees' fees and expenses                      948              390              600              635            2,249
Professional fees                                         6,203            4,930            5,172            5,520            8,756
Shareholders' reports - printing and
   mailing expenses                                       5,993            4,303            5,890            6,540           12,620
Stock exchange listing fees                               5,261               66              104              132            5,246
Investor relations expense                                6,146            2,236            3,528            4,145           13,049
Other expenses                                            6,150            4,694            5,206            6,255            8,696
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                            395,521          158,382          239,234          284,053          876,797
   Custodian fee credit                                  (4,543)          (3,860)          (3,262)            (663)         (16,738)
   Expense reimbursement                                     --          (53,588)         (84,370)        (107,250)              --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                            390,978          100,934          151,602          176,140          860,059
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 1,852,090          729,116        1,167,673        1,346,834        4,578,481
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments               237,715           37,555          104,987          165,542        1,602,888
Net realized gain (loss) from forward swaps                  --               --               --               --               --
Change in net unrealized appreciation
   (depreciation) of investments                     (1,017,023)        (358,957)        (525,365)        (534,677)      (2,972,685)
Change in net unrealized appreciation
   (depreciation) of forward swaps                           --           21,545           42,759           69,732               --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (779,308)        (299,857)        (377,619)        (299,403)      (1,369,797)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Preferred Shareholders
From net investment income                             (350,395)        (130,689)        (205,602)        (269,359)        (935,435)
From accumulated net realized gains                          --          (14,818)         (34,000)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred
   shareholders                                        (350,395)        (145,507)        (239,602)        (269,359)        (935,435)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   operations                                     $     722,387    $     283,752    $     550,452    $     778,072    $   2,273,249
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
      Changes in Net Assets (Unaudited)

                                                                       Arizona                                 Arizona
                                                                Premium Income (NAZ)                   Dividend Advantage (NFZ)
                                                          ---------------------------------       ----------------------------------
                                                             Six Months                              Six Months
                                                                  Ended          Year Ended               Ended          Year Ended
                                                                1/31/06             7/31/05             1/31/06             7/31/05
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                     $   1,852,090       $   3,821,484       $     729,116       $   1,497,128
Net realized gain (loss) from investments                       237,715             769,058              37,555             205,471
Net realized gain (loss) from
    forward swaps                                                    --                  --                  --            (129,087)
Change in net unrealized appreciation
    (depreciation) of investments                            (1,017,023)          1,754,362            (358,957)            620,243
Change in net unrealized appreciation
    (depreciation) of forward swaps                                  --                  --              21,545              25,345
Distributions to Preferred shareholders:
    From net investment income                                 (350,395)           (405,070)           (130,689)           (157,504)
    From accumulated net realized gains                              --                  --             (14,818)             (4,003)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    applicable to Common shares
    from operations                                             722,387           5,939,834             283,752           2,057,593
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Common Shareholders
From net investment income                                   (1,629,665)         (3,762,499)           (670,224)         (1,418,195)
From accumulated net realized gains                                  --                  --            (118,137)            (67,355)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
    Common shares from distributions
    to Common shareholders                                   (1,629,665)         (3,762,499)           (788,361)         (1,485,550)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions
Net proceeds from Common shares
    issued to shareholders due to
    reinvestment of distributions                                87,737             213,665              18,144              27,860
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    applicable to Common shares
    from capital share transactions                              87,737             213,665              18,144              27,860
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    applicable to Common shares                                (819,541)          2,391,000            (486,465)            599,903
Net assets applicable to Common
    shares at the beginning of period                        64,822,466          62,431,466          23,752,678          23,152,775
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
    shares at the end of period                           $  64,002,925       $  64,822,466       $  23,266,213       $  23,752,678
====================================================================================================================================
Undistributed (Over-distribution of)
    net investment income
    at the end of period                                  $     (96,422)      $      31,548       $      94,814       $     166,611
====================================================================================================================================

                                                                       Arizona
                                                             Dividend Advantage 2 (NKR)
                                                          ----------------------------------
                                                             Six Months
                                                                  Ended          Year Ended
                                                                1/31/06             7/31/05
--------------------------------------------------------------------------------------------
Operations
Net investment income                                     $   1,167,673       $   2,346,916
Net realized gain (loss) from investments                       104,987             357,503
Net realized gain (loss) from
    forward swaps                                                    --            (323,226)
Change in net unrealized appreciation
    (depreciation) of investments                              (525,365)          1,331,714
Change in net unrealized appreciation
    (depreciation) of forward swaps                              42,759              50,556
Distributions to Preferred shareholders:
    From net investment income                                 (205,602)           (262,016)
    From accumulated net realized gains                         (34,000)            (19,342)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    applicable to Common shares
    from operations                                             550,452           3,482,105
--------------------------------------------------------------------------------------------
Distributions to Common Shareholders
From net investment income                                   (1,031,007)         (2,092,582)
From accumulated net realized gains                            (256,789)           (288,186)
--------------------------------------------------------------------------------------------
Decrease in net assets applicable to
    Common shares from distributions
    to Common shareholders                                   (1,287,796)         (2,380,768)
--------------------------------------------------------------------------------------------
Capital Share Transactions
Net proceeds from Common shares
    issued to shareholders due to
    reinvestment of distributions                                54,765              60,045
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    applicable to Common shares
    from capital share transactions                              54,765              60,045
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    applicable to Common shares                                (682,579)          1,161,382
Net assets applicable to Common
    shares at the beginning of period                        37,704,344          36,542,962
--------------------------------------------------------------------------------------------
Net assets applicable to Common
    shares at the end of period                           $  37,021,765       $  37,704,344
============================================================================================
Undistributed (Over-distribution of)
    net investment income
    at the end of period                                  $      41,341       $     110,277
============================================================================================

                                 See accompanying notes to financial statements.

Statement of
      Changes in Net Assets (Unaudited) (continued)

                                                                       Arizona                                  Texas
                                                              Dividend Advantage 3 (NXE)                Quality Income (NTX)
                                                          ---------------------------------       ---------------------------------
                                                             Six Months                              Six Months
                                                                  Ended          Year Ended               Ended          Year Ended
                                                                1/31/06             7/31/05             1/31/06             7/31/05
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                     $   1,346,834       $   2,735,161       $   4,578,481       $   9,447,714
Net realized gain (loss) from investments                       165,542             (44,805)          1,602,888           1,544,028
Net realized gain (loss) from
   forward swaps                                                     --            (530,167)                 --                  --
Change in net unrealized appreciation
   (depreciation) of investments                               (534,677)          2,365,824          (2,972,685)          2,354,555
Change in net unrealized appreciation
   (depreciation) of forward swaps                               69,732              78,665                  --                  --
Distributions to Preferred shareholders:
   From net investment income                                  (269,359)           (313,291)           (935,435)         (1,225,414)
   From accumulated net realized gains                               --                  --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                              778,072           4,291,387           2,273,249          12,120,883
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Common Shareholders
From net investment income                                   (1,150,271)         (2,444,592)         (4,011,494)         (8,881,918)
From accumulated net realized gains                                  --                  --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                    (1,150,271)         (2,444,592)         (4,011,494)         (8,881,918)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                  4,303                  --              88,077             245,790
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions                                4,303                  --              88,077             245,790
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                 (367,896)          1,846,795          (1,650,168)          3,484,755
Net assets applicable to Common
   shares at the beginning of period                         44,829,316          42,982,521         146,717,831         143,233,076
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                            $  44,461,420       $  44,829,316       $ 145,067,663       $ 146,717,831
====================================================-===============================================================================
Undistributed (Over-distribution of)
   net investment income
   at the end of period                                   $     (35,249)      $      37,547       $     574,537       $     942,985
====================================================-===============================================================================

                                 See accompanying notes to financial statements.

Notes to
      Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The state funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ), Nuveen Arizona Dividend Advantage Municipal Fund (NFZ), Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR), Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE) and Nuveen Texas Quality Income Municipal Fund
(NTX). Common shares of Arizona Premium Income (NAZ) and Texas Quality Income
(NTX) are traded on the New York Stock Exchange while Common shares of Arizona Dividend Advantage (NFZ), Arizona Dividend Advantage 2 (NKR) and Arizona Dividend Advantage 3 (NXE) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and applicable state income taxes, if any, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a municipal bond or derivative investment, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value quote for an investment is unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At January 31, 2006, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Notes to
      Financial Statements (Unaudited) (continued)

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and applicable state income taxes, if any, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                       Arizona     Arizona       Arizona       Arizona     Texas
                       Premium    Dividend      Dividend      Dividend   Quality
                        Income   Advantage   Advantage 2   Advantage 3    Income
                         (NAZ)       (NFZ)         (NKR)         (NXE)     (NTX)
--------------------------------------------------------------------------------
Number of shares:
   Series M                 --          --            --           880       760
   Series T                 --         480            --            --        --
   Series W                 --          --           740            --        --
   Series TH             1,200          --            --            --     2,000
--------------------------------------------------------------------------------
Total                    1,200         480           740           880     2,760
================================================================================

Forward Swap Transactions

The Funds are authorized to invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract, and would increase or decrease in value based primarily on the extent to which long-term interest rates for bonds having a maturity of the swaps' termination date were to increase or decrease. The Funds may close out a contract prior to the effective date, at which point a realized gain or loss would be recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Common shares were as follows:

                                        Arizona Premium             Arizona Dividend               Arizona Dividend
                                          Income (NAZ)               Advantage (NFZ)               Advantage 2 (NKR)
                                    ------------------------    -------------------------     ---------------------------
                                    Six Months          Year    Six Months           Year     Six Months             Year
                                         Ended         Ended         Ended          Ended          Ended            Ended
                                       1/31/06       7/31/05       1/31/06        7/31/05        1/31/06          7/31/05
-------------------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions         5,860        13,619         1,079          1,750          3,439            3,770
=========================================================================================================================

                                                                    Arizona Dividend                 Texas Quality
                                                                    Advantage 3 (NXE)                Income (NTX)
                                                                -------------------------     ---------------------------
                                                                Six Months           Year     Six Months             Year
                                                                     Ended          Ended          Ended            Ended
                                                                   1/31/06        7/31/05        1/31/06          7/31/05
-------------------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions                                       288             --          5,523           15,430
=========================================================================================================================

3. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended January 31, 2006, were as follows:

                                                 Arizona       Arizona       Arizona       Arizona          Texas
                                                 Premium      Dividend      Dividend      Dividend        Quality
                                                  Income     Advantage   Advantage 2   Advantage 3         Income
                                                   (NAZ)         (NFZ)         (NKR)         (NXE)          (NTX)
-----------------------------------------------------------------------------------------------------------------
Purchases                                    $ 3,690,860   $ 2,207,617   $ 1,811,612   $ 2,151,289   $ 14,363,938
Sales and maturities                           4,631,418     1,790,375     1,788,658     2,952,081     13,709,903
=================================================================================================================

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At January 31, 2006, the cost of investments was as follows:

                                                 Arizona       Arizona       Arizona       Arizona          Texas
                                                 Premium      Dividend      Dividend      Dividend        Quality
                                                  Income     Advantage   Advantage 2   Advantage 3         Income
                                                   (NAZ)         (NFZ)         (NKR)         (NXE)          (NTX)
-----------------------------------------------------------------------------------------------------------------
Cost of investments                          $88,778,083   $33,820,272   $52,597,463   $64,374,350   $202,415,554
=================================================================================================================

Notes to
      Financial Statements (Unaudited) (continued)

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

                                                 Arizona       Arizona       Arizona       Arizona          Texas
                                                 Premium      Dividend      Dividend      Dividend        Quality
                                                  Income     Advantage   Advantage 2   Advantage 3         Income
                                                   (NAZ)         (NFZ)         (NKR)         (NXE)          (NTX)
------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                              $ 4,080,019   $ 1,294,102   $ 2,684,154   $ 1,876,508    $10,317,404
   Depreciation                                 (150,080)      (91,031)     (238,637)     (252,606)      (875,392)
------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments             $ 3,929,939   $ 1,203,071   $ 2,445,517   $ 1,623,902   $  9,442,012
==================================================================================================================

The tax components of undistributed net investment income and net realized gains at July 31, 2005, the Funds' last fiscal year end, were as follows:

                                                 Arizona       Arizona       Arizona       Arizona          Texas
                                                 Premium      Dividend      Dividend      Dividend        Quality
                                                  Income     Advantage   Advantage 2   Advantage 3         Income
                                                   (NAZ)         (NFZ)         (NKR)         (NXE)          (NTX)
-----------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *        $   304,454   $   282,284   $   287,112   $   236,832   $  1,544,239
Undistributed net ordinary income **                  --            --            --            --         22,028
Undistributed net long-term capital gains             --       132,895       217,992            --             --
=================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on July 1, 2005, paid on August 1, 2005.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended July 31, 2005, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                 Arizona       Arizona       Arizona       Arizona          Texas
                                                 Premium      Dividend      Dividend      Dividend        Quality
                                                  Income     Advantage   Advantage 2   Advantage 3         Income
                                                   (NAZ)         (NFZ)         (NKR)         (NXE)          (NTX)
------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income     $ 4,217,354   $ 1,573,643   $ 2,351,896   $ 2,764,463   $ 10,161,664
Distributions from net ordinary income **             --            --            --            --             --
Distributions from net long-term
   capital gains                                      --        71,358       307,825            --             --
==================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At July 31, 2005, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                            Arizona       Arizona         Texas
                                            Premium      Dividend       Quality
                                             Income   Advantage 3        Income
                                              (NAZ)         (NXE)         (NTX)
-------------------------------------------------------------------------------
Expiration year:
   2011                                  $  669,574      $     --    $       --
   2012                                   1,553,629       205,820     1,204,018
   2013                                          --       134,877            --
-------------------------------------------------------------------------------
Total                                    $2,223,203      $340,697    $1,204,018
===============================================================================

Arizona Dividend Advantage 3 (NXE) elected to defer net realized losses from investments incurred from November 1, 2004 through July 31, 2005 ("post-October losses"), in accordance with federal income tax regulations. Post-October losses of $376,462 were treated as having arisen on the first day of the current fiscal year.

5. Management Fee and Other Transactions with Affiliates

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:



                                                    Arizona Premium Income (NAZ)
Average Daily Net Assets (including net               Texas Quality Income (NTX)
assets attributable to Preferred shares)                    Fund-Level Fee Rate
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                                Arizona Dividend Advantage (NFZ)
                                              Arizona Dividend Advantage 2 (NKR)
Average Daily Net Assets (including net       Arizona Dividend Advantage 3 (NXE)
assets attributable to Preferred shares)                    Fund-Level Fee Rate
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

Notes to
      Financial Statements (Unaudited) (continued)

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of January 31, 2006, the complex-level fee rate was .1891%.

Complex-Level Assets(1)                                   Complex-Level Fee Rate
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of Arizona Dividend Advantage's (NFZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

Year Ending                                 Year Ending
January 31,                                 January 31,
--------------------------------------------------------------------------------
2001*                         .30%          2007                            .25%
2002                          .30           2008                            .20
2003                          .30           2009                            .15
2004                          .30           2010                            .10
2005                          .30           2011                            .05
2006                          .30
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage (NFZ) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of Arizona Dividend Advantage 2's (NKR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

Year Ending                                 Year Ending
March 31,                                   March 31,
--------------------------------------------------------------------------------
2002*                         .30%          2008                            .25%
2003                          .30           2009                            .20
2004                          .30           2010                            .15
2005                          .30           2011                            .10
2006                          .30           2012                            .05
2007                          .30
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage 2 (NKR) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Arizona Dividend Advantage 3's (NXE) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

Year Ending                                 Year Ending
September 30,                               September 30,
--------------------------------------------------------------------------------
2002*                         .32%          2007                            .32%
2003                          .32           2008                            .24
2004                          .32           2009                            .16
2005                          .32           2010                            .08
2006                          .32
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage 3 (NXE) for any portion of its fees and expenses beyond September 30, 2010.

6. Subsequent Event - Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on March 1, 2006, to shareholders of record on February 15, 2006, as follows:

                      Arizona     Arizona       Arizona       Arizona     Texas
                      Premium    Dividend      Dividend      Dividend   Quality
                       Income   Advantage   Advantage 2   Advantage 3    Income
                        (NAZ)       (NFZ)         (NKR)         (NXE)     (NTX)
-------------------------------------------------------------------------------
Dividend per share     $.0580      $.0690        $.0685        $.0605    $.0695
===============================================================================

Financial
      Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                                           Investment Operations
                                                   ---------------------------------------------------------------------
                                                                              Distributions   Distributions
                                                                                   from Net            from
                                      Beginning                                  Investment         Capital
                                         Common                          Net      Income to        Gains to
                                          Share           Net      Realized/      Preferred       Preferred
                                      Net Asset    Investment     Unrealized         Share-          Share-
                                          Value        Income    Gain (Loss)       holders+        holders+    Total
========================================================================================================================
Arizona Premium Income (NAZ)
------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(d)                                  $14.53        $  .41         $ (.16)       $  (.08)         $   --   $  .17
2005                                      14.04           .86            .56           (.09)             --     1.33
2004                                      13.66           .92            .43           (.05)             --     1.30
2003                                      14.25           .97           (.57)          (.07)             --      .33
2002                                      14.77          1.07           (.57)          (.09)           (.01)     .40
2001                                      14.25          1.09            .50           (.23)             --     1.36

Arizona Dividend Advantage (NFZ)
------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(d)                                   15.37           .47           (.20)          (.08)           (.01)     .18
2005                                      15.00           .97            .46           (.10)             --     1.33
2004                                      14.45           .99            .57           (.06)             --     1.50
2003                                      14.81          1.00           (.38)          (.07)           (.01)     .54
2002                                      14.37          1.04            .36           (.11)             --     1.29
2001(a)                                   14.33           .44            .23           (.08)             --      .59

Arizona Dividend Advantage 2 (NKR)
------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(d)                                   15.56           .48           (.16)          (.08)           (.01)     .23
2005                                      15.10           .97            .59           (.11)           (.01)    1.44
2004                                      14.57           .96            .53           (.06)             --     1.43
2003                                      14.88           .96           (.31)          (.08)             --      .57
2002(b)                                   14.33           .24            .71           (.02)             --      .93

Arizona Dividend Advantage 3 (NXE)
------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(d)                                   14.62           .44           (.10)          (.09)             --      .25
2005                                      14.01           .89            .62           (.10)             --     1.41
2004                                      13.45           .89            .54           (.06)             --     1.37
2003(c)                                   14.33           .66           (.67)          (.05)             --     (.06)

Texas Quality Income (NTX)
------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(d)                                   15.46           .48           (.14)          (.10)             --      .24
2005                                      15.12          1.00            .41           (.13)             --     1.28
2004                                      14.57          1.03            .55           (.07)             --     1.51
2003                                      15.14          1.05           (.58)          (.08)             --      .39
2002                                      15.16          1.11           (.02)          (.10)           (.02)     .97
2001                                      14.26          1.16            .88           (.27)             --     1.77
========================================================================================================================

                                           Less Distributions
                                    ---------------------------------
                                           Net                             Offering
                                    Investment      Capital               Costs and      Ending
                                     Income to     Gains to               Preferred      Common
                                        Common       Common                   Share       Share        Ending
                                        Share-       Share-            Underwriting   Net Asset        Market
                                       holders      holders     Total     Discounts       Value         Value
=============================================================================================================
Arizona Premium Income (NAZ)
-------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(d)                                  $(.37)       $  --    $ (.37)        $  --      $14.33      $  14.25
2005                                      (.84)          --      (.84)           --       14.53         15.22
2004                                      (.92)          --      (.92)           --       14.04         15.27
2003                                      (.92)          --      (.92)           --       13.66         15.00
2002                                      (.88)        (.04)     (.92)           --       14.25         16.90
2001                                      (.83)        (.01)     (.84)           --       14.77         16.32

Arizona Dividend Advantage (NFZ)
-------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(d)                                   (.43)        (.08)     (.51)           --       15.04         16.10
2005                                      (.92)        (.04)     (.96)           --       15.37         16.08
2004                                      (.91)        (.04)     (.95)           --       15.00         15.40
2003                                      (.88)        (.04)     (.92)          .02       14.45         15.30
2002                                      (.84)        (.01)     (.85)           --       14.81         15.75
2001(a)                                   (.35)          --      (.35)         (.20)      14.37         15.65

Arizona Dividend Advantage 2 (NKR)
-------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(d)                                   (.43)        (.11)     (.54)           --       15.25         15.50
2005                                      (.86)        (.12)     (.98)           --       15.56         16.19
2004                                      (.86)        (.04)     (.90)           --       15.10         14.82
2003                                      (.86)        (.01)     (.87)         (.01)      14.57         14.40
2002(b)                                   (.22)          --      (.22)         (.16)      14.88         15.80

Arizona Dividend Advantage 3 (NXE)
-------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(d)                                   (.38)          --      (.38)           --       14.49         14.33
2005                                      (.80)          --      (.80)           --       14.62         14.48
2004                                      (.80)          --      (.80)         (.01)      14.01         13.30
2003(c)                                   (.61)          --      (.61)         (.21)      13.45         13.97

Texas Quality Income (NTX)
-------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(d)                                   (.42)          --      (.42)           --       15.28         14.99
2005                                      (.94)          --      (.94)           --       15.46         16.19
2004                                      (.96)          --      (.96)           --       15.12         14.59
2003                                      (.95)        (.01)     (.96)           --       14.57         14.71
2002                                      (.92)        (.07)     (.99)           --       15.14         15.07
2001                                      (.87)          --      (.87)           --       15.16         14.73
=============================================================================================================

*     Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***   After custodian fee credit and expense reimbursement, where applicable.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) For the period January 30, 2001 (commencement of operations) through July 31, 2001.

(b) For the period March 25, 2002 (commencement of operations) through July 31, 2002.

(c) For the period September 25, 2002 (commencement of operations) through July 31, 2003.

(d)   For the six months ended January 31, 2006.

                                                                              Ratios/Supplemental Data
                                                ------------------------------------------------------------------------------------
                                                                    Before Credit/                 After Credit/
                           Total Returns                             Reimbursement               Reimbursement***
                        --------------------                 ----------------------------   ---------------------------
                                                                           Ratio of Net                  Ratio of Net
                                                               Ratio of      Investment       Ratio of     Investment
                                     Based           Ending    Expenses       Income to       Expenses      Income to
                                        on              Net  to Average         Average     to Average        Average
                          Based     Common           Assets  Net Assets      Net Assets     Net Assets     Net Assets
                             on  Share Net       Applicable  Applicable      Applicable     Applicable     Applicable     Portfolio
                         Market      Asset        to Common   to Common       to Common      to Common      to Common      Turnover
                        Value**    Value**     Shares (000)    Shares++        Shares++       Shares++       Shares++          Rate
====================================================================================================================================
Arizona Premium Income (NAZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(d)                   (4.04)%     1.16%         $64,003        1.22%*          5.71%*         1.21%*         5.73%*           4%
2005                       5.17       9.69           64,822        1.20            5.91           1.19           5.92            17
2004                       7.97       9.66           62,431        1.22            6.49           1.21           6.50            26
2003                      (5.98)      2.21           60,547        1.25            6.81           1.24           6.82            17
2002                       9.63       2.88           62,876        1.28            7.45           1.26           7.47            19
2001                      17.77       9.74           64,859        1.28            7.47           1.27           7.48            18

Arizona Dividend Advantage (NFZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(d)                    3.20       1.20           23,266        1.34*           5.69*           .85*          6.17*            5
2005                      10.88       9.04           23,753        1.34            5.82            .87           6.28            18
2004                       7.05      10.56           23,153        1.30            6.10            .83           6.57            24
2003                       3.06       3.67           22,290        1.35            6.11            .91           6.55            20
2002                       6.38       9.32           22,791        1.41            6.72            .93           7.20            40
2001(a)                    6.76       2.81           22,072        1.43*           5.80*           .95*          6.28*           21

Arizona Dividend Advantage 2 (NKR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(d)                    (.98)      1.44           37,022        1.27*           5.75*           .81*          6.21*            3
2005                      16.30       9.74           37,704        1.27            5.76            .82           6.22            11
2004                       9.46       9.98           36,543        1.27            5.83            .80           6.30            14
2003                      (3.53)      3.67           35,237        1.27            5.78            .82           6.23             4
2002(b)                    6.81       5.38           35,913        1.19*           4.43*           .77*          4.85*            1

Arizona Dividend Advantage 3 (NXE)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(d)                    1.50       1.70           44,461        1.27*           5.53*           .79*          6.01*            3
2005                      15.11      10.21           44,829        1.25            5.63            .76           6.12            15
2004                       1.01      10.25           42,983        1.25            5.80            .76           6.29            22
2003(c)                   (2.76)     (2.05)          41,247        1.19*           5.05*           .73*          5.52*           16

Texas Quality Income (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(d)                   (4.75)      1.59          145,068        1.20*           6.23*          1.17*          6.25*            6
2005                      17.83       8.61          146,718        1.18            6.42           1.16           6.44            14
2004                       5.87      10.51          143,233        1.18            6.77           1.18           6.77            16
2003                       4.14       2.54          137,975        1.20            6.93           1.19           6.94            12
2002                       9.29       6.61          143,305        1.23            7.40           1.22           7.42            22
2001                      21.16      12.74          143,127        1.21            7.87           1.19           7.88            24
====================================================================================================================================

                                         Preferred Shares at End of Period
                                    --------------------------------------------

                                      Aggregate      Liquidation
                                         Amount       and Market         Asset
                                    Outstanding            Value      Coverage
                                          (000)        Per Share     Per Share
==============================================================================
Arizona Premium Income (NAZ)
------------------------------------------------------------------------------
Year Ended 7/31:
2006(d)                                 $30,000          $25,000       $78,336
2005                                     30,000           25,000        79,019
2004                                     30,000           25,000        77,026
2003                                     30,000           25,000        75,456
2002                                     30,000           25,000        77,397
2001                                     30,000           25,000        79,049

Arizona Dividend Advantage (NFZ)
------------------------------------------------------------------------------
Year Ended 7/31:
2006(d)                                  12,000           25,000        73,471
2005                                     12,000           25,000        74,485
2004                                     12,000           25,000        73,235
2003                                     12,000           25,000        71,438
2002                                     12,000           25,000        72,480
2001(a)                                  12,000           25,000        70,984

Arizona Dividend Advantage 2 (NKR)
------------------------------------------------------------------------------
Year Ended 7/31:
2006(d)                                  18,500           25,000        75,029
2005                                     18,500           25,000        75,952
2004                                     18,500           25,000        74,382
2003                                     18,500           25,000        72,618
2002(b)                                  18,500           25,000        73,531

Arizona Dividend Advantage 3 (NXE)
------------------------------------------------------------------------------
Year Ended 7/31:
2006(d)                                  22,000           25,000        75,524
2005                                     22,000           25,000        75,942
2004                                     22,000           25,000        73,844
2003(c)                                  22,000           25,000        71,872

Texas Quality Income (NTX)
------------------------------------------------------------------------------
Year Ended 7/31:
2006(d)                                  69,000           25,000        77,561
2005                                     69,000           25,000        78,159
2004                                     69,000           25,000        76,896
2003                                     69,000           25,000        74,991
2002                                     69,000           25,000        76,922
2001                                     69,000           25,000        76,858
==============================================================================

                                 See accompanying notes to financial statements.

Reinvest Automatically
      Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Exchange-Traded Closed-End Funds
Dividend Reinvestment Plan

Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting dividends and/or distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      Information

Quarterly  Portfolio of Investments and Proxy voting information

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

Glossary of terms used in this report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

Board of Directors/Trustees

Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

Fund Manager

Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian

State Street Bank & Trust Company
Boston, MA

Transfer Agent and Shareholder Services

State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel

Chapman and Cutler LLP
Chicago, IL

Independent Registered Public Accounting Firm

Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

[GRAPHIC OMITTED]

           Learn more
about Nuveen Funds at
   www.nuveen.com/etf

Nuveen Investments:

SERVING Investors
      For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients' different needs.

Managing more than $135 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

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                                                                       [LOGO]
                                                                  NUVEEN
                                                                     Investments

                                                                     ESA-A-0106D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Arizona Dividend Advantage Municipal Fund 2
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: April 7, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: April 7, 2006
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: April 7, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.